1933 Act File No. 33-52149
                                                      1940 Act File No. 811-7141


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                        ------

      Pre-Effective Amendment No.         .............................

      Post-Effective Amendment No.  17    .............................    X
                                   -------                              ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ------

      Amendment No.   18   ............................................    X
                    -------                                             ------

                          WORLD INVESTMENT SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on ________________ pursuant to paragraph (b)(1)(v)
 X  60 days after filing pursuant to paragraph (a) (i)
                  pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                              Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


Prospectus



FEDERATED ASIA PACIFIC GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A mutual fund seeking long-term growth of capital by investing primarily in equity securities of Asian and Pacific Rim companies.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







            Contents
            Risk/Return Summary
            What are the Fund's Fees and Expenses?
            What are the Fund's Investment Strategies?
            What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
            What do Shares Cost?
            How is the Fund Sold?
            How to Purchase Shares
            How to Redeem and Exchange Shares
            Account and Share Information
            Who Manages the Fund?
            Financial Information




   march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o investing in smaller, developing capital markets in Asian and Pacific Rim countries,

o fluctuations in the value of equity securities in foreign securities markets, and

o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

An investment in the Fund involves additional risks such as risks of foreign investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
|        Federated Asia Pacific Growth Fund

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Asia Pacific Growth Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 0.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages notes are: -26.97 and -7.36%, respectively.] The bar chart shows the variability of the Fund's Class A Shares total returns on a year-end basis. The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown. Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 20.57% (quarter ended December 31, 1998). Its lowest quarterly return was -25.30% (quarter ended December 31, 1997).

Average Annual Total Return
Calendar Period            Class A         Class B      Class C      MSCI-AP
1 Year                     -7.36%            -7.99%     -7.70%             %
Life of the Fund1         -12.68%           -13.23%    -13.09%             %

1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996.

The table shows the Fund's Class A, Class B and Class C Shares average annual total returns compared to the Morgan Stanley Capital International Asia Pacific Index (MSCI-AP). The MSCI-AP is a market value-weighted average of the performance of securities listed in the stock exchanges of 14 countries.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated asia pacific growth fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.




Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    5.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Reimbursements/Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                1.10%    1.10%     1.10%
Distribution (12b-1) Fee(3)                                                      0.25%    0.75%     0.75%
Shareholder Services Fee                                                         0.25%    0.25%     0.25%
Other Expenses(4)                                                                4.53%    4.53%     4.53%
Total Annual Fund Operating Expenses                                             5.88%    6.38%(5)  6.38%
1  Although not contractually obligated to do so, the adviser will waive and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1998.
   Reimbursements/Waivers of Fund Expenses                                       4.03%    3.78%     3.78%
   Total Actual Annual Fund Operating Expenses (after reimbursements/waivers)    1.85%    2.60%     2.60%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.85% for the year ended November 30, 1998.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements/waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                             1 Year       3 Years        5 Years       10 Years
Class A Shares
Expenses assuming redemption            $1,103        $2,195         $3,268         $5,868
Expenses assuming no redemption         $1,103        $2,195         $3,268         $5,868
Class B Shares
Expenses assuming redemption            $1,176        $2,258         $3,268         $5,874
Expenses assuming no redemption           $634        $1,875         $3,082         $5,874
Class C Shares
Expenses assuming redemption              $732        $1,875         $3,082         $5,957
Expenses assuming no redemption           $634        $1,875         $3,082         $5,957

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.

In selecting countries in which to invest, the adviser reviews the county's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The adviser uses the Morgan Stanley Asia Pacific Free Index (Index) as a benchmark in selecting the weightings of countries contained in the portfolio. The adviser may deviate from the country weightings in the Index when it believes that performance may be enhanced by doing so. The adviser then analyzes companies located in each particular country.

In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets. The adviser evaluates the quality of each company's management, its market share in domestic and export markets, and the uniqueness of its product line. The adviser may also meet with company representatives, company suppliers, customers, or competitors. Based on this information, the adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.


Portfolio Turnover

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Asian and Pacific Rim Foreign Securities
The Fund considers an issuer to be an Asian or Pacific Rim company if:

o........it is organized  under the laws of, or has a principal  office  located in, an Asian or Pacific Rim country;

o the principal trading market for its securities is in an Asian or Pacific Rim country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in an Asian or Pacific Rim country.

Asian and Pacific Rim securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, Asian and Pacific Rim securities are subject to currency risks and risks of foreign investing.


Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Currency Risks

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Stock Market Risks

o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Risks of Foreign Investing

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Emerging Market Risks

o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


Regional Risks

o Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian and Pacific Rim countries. For example, some of the currencies of Asian and Pacific Rim countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

o Although there is a trend toward less government involvement in commerce, governments of many Asian and Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asian and Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.


Liquidity Risks

o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                  Maximum Sales Charge
                                                                   Contingent
                      Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered       Investment Amounts1        Charge2          Charge3
  Class A              $1,500/$100                5.50%            0.00%
  Class B              $1,500/$100                None             5.50%
  Class C              $1,500/$100                None             1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event. 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below. 3 See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares



                                                   Sales Charge as a               Sales Charge as a
Purchase Amount                                    Percentage of Public            Percentage of NAV
                                                   Offering Price
Less than $50,000                                  5.50%                           5.82%
$50,000 but less than $100,000                     4.50%                           4.71%
$100,000 but less than $250,000                    3.75%                           3.90%
$250,000 but less than $500,000                    2.50%                           2.56%
$500,000 but less than $1 million                  2.00%                           2.04%
$1 million or greater1                             0.00%                           0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or
-        of the same share class of two or more Federated Funds
         (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o    within 120 days of redeeming Shares of an equal or lesser amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares: o purchased with reinvested dividends or capital gains;

o    purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals that did not receive advanced sales payments; or

o    if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o    if your redemption is a required retirement plan distribution;

o    upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

     o    Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed or exchanged;

o    signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o    receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

The Adviser receives an annual investment advisory fee of 1.10% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED ASIA PACIFIC GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487507
      981487606
      981487705
G01470-02 (3/99)


Statement of Additional Information



FEDERATED ASIA PACIFIC GROWTH FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Asia Pacific Growth Fund
(Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   march __, 1999







             Contents
             How is the Fund Organized?
             Securities in Which the Fund Invests
             What do Shares Cost?
             How is the Fund Sold?
             Subaccounting Services
             Redemption in Kind
             Account and Share Information
             Tax Information
             Who Manages and Provides Services to the Fund?
             How Does the Fund Measure Performance?
             Who is Federated Investors, Inc.?
             Financial Information
             Investment Ratings
             Addresses
Cusip 981487507
      981487606
      981487705

G01470-03 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:
o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

   -------------------------------------------------- --------------
   Securities                                             Fund
   -------------------------------------------------- --------------
   American Depositary Receipts                             P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Borrowing                                                A
   --------------------------------------------------
   -------------------------------------------------- --------------
   Common Stock                                             P
   --------------------------------------------------
   -------------------------------------------------- --------------
   Common Stock of Foreign Companies                        P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Convertible Securities                                   A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Debt Obligations                                         A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Derivative Contracts and Securities                      A
   --------------------------------------------------
   -------------------------------------------------- --------------
   European Depositary Receipts                             P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Foreign Currency Hedging Transactions                    A
   --------------------------------------------------
   -------------------------------------------------- --------------
   Foreign Currency Transactions                            P
   --------------------------------------------------
   -------------------------------------------------- --------------
   Foreign Securities                                       P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Forward Commitments, When-Issued and Delayed             A
   Delivery Transactions
   --------------------------------------------------
   -------------------------------------------------- --------------
   Futures and Options Transactions                         A
   -------------------------------------------------- --------------
   --------------------------------------------------
   Global Depositary Receipts                               P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Illiquid and Restricted Securities                       A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Lending of Portfolio Securities                          A
   --------------------------------------------------
   -------------------------------------------------- --------------
   Preferred Stocks                                         P
   -------------------------------------------------- --------------
   --------------------------------------------------
   Repurchase Agreements                                    A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Reverse Repurchase Agreements                            A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Securities of Other Investment Companies                 A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   SWAP Transactions                                        A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   U.S. Government Securities                               A
   -------------------------------------------------- --------------
   -------------------------------------------------- --------------
   Warrants                                                 A
   -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
     (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
     business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


     Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:


     Interest Rate Swaps

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


     Currency Swaps

Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


     Caps and Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions

     Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


Investment Ratings for Investment Grade Securities

The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Bond Market Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.


o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks Associated with Noninvestment Grade Securities

o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
     (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES

     Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.

Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    Employees of State Street Bank  Pittsburgh who started their  employment on
     January  1,  1998,  and  were  employees  of  Federated   Investors,   Inc.
     (Federated) on December 31, 1997;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o        trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the  post-purchase  death or disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

As of March __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

____________________,  _____________,  __________ owned  approximately  ________
Class A Shares (_____%);  ____________________,  _____________, __________ owned
approximately   ________   Class  B   Shares   (_____%);   ____________________,
_____________, __________ owned approximately ________ Class C Shares (_____%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March __, 1999, the Fund's Board and Officers as a group owned approximately ___% [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






Name                                                                                        Aggregate           Total
Birthdate                                                                                   Compensation        Compensation From
Address                           Principal Occupations                                     From                Corporation and
Position With Corporation         for Past 5 Years                                          Corporation         Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                 $0     $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                                Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                              54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                                 companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                          in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;              $1,416.84     $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                           Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                             54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
DIRECTOR                          Director, Member of Executive Committee, University of                       in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;             $1,558.76     $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                         Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                           54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                          companies
Realtors                          ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;             $1,416.84     $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                    Corporation and
175 Woodshire Drive                                                                                            29 other investment
Pittsburgh, PA                                                                                                 companies
DIRECTOR                                                                                                       in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;             $1,558.76     $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                              Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                             54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                                companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                   in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;             $1,558.76     $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                        Corporation and
571 Hayward Mill Road             Inc.                                                                         54 other investment
Concord, MA                                                                                                    companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                        in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;             $1,416.84     $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                           54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;             $1,558.76     $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                        Corporation and
Birthdate: June 18, 1924          Director ,Emeritus, Eat'N Park Restaurants, Inc.;                            54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                          companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                         in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;             $1,416.84     $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                    Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                         54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                 in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.        Director or Trustee of some of the Federated Funds;                   $0     $0 for the
Birthdate: April 10, 1945         Managment Consultant.                                                        Corporation and
80 South Road                                                                                                  25  other
Westhampton Beach, NY             Retired: Chief Executive Officer, PBTC International                         investment
DIRECTOR                          Bank; Chief Financial Officer of Retail Banking                              companies
                                  Sector, Chase Mahattan Bank; Senior Vice President,                          in the Fund Complex
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance, Frank G.
                                  Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;             $1,416.84     $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                               Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                        54 other investment
President, Duquesne University                                                                                 companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                               in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;             $1,416.84     $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                           Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                        54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                       companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                       in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.
                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;             $1,416.84     $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Corporation and
4905 Bayard Street                                                                                             54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                          companies
DIRECTOR                          Company of America; business owner.                                          in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                $0     $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                       Corporation and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                       16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                            companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                                in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                       $0     $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                            Corporation and
Federated Investors Tower         President and Treasurer of some of the Funds in the                          1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                             companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                         in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                         $0     $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                            Corporation and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                          54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                       companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                       in the Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                         $0     $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                               Corporation and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                 54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                         companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                        in the Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                     $0     $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                         Corporation and
Federated Investors Tower         Vice President, Federated Investment Counseling,                             3 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                                companies
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                          in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                    Drew J. Collins has been some of the Fund's portfolio                $0     $0 for the
Birthdate:  December 19, 1956      manager since inception. He is Vice President  of the                       Corporation and
Federated Investors Tower          Corporation.  Mr. Collins joined Federated Investors                        1 other investment
1001 Liberty Avenue                in 1995 as a Senior Portfolio Manager and a Senior                          company
Pittsburgh, PA                     Vice President of the Fund's investment adviser.  Mr.                       in the Fund Complex
VICE PRESIDENT                     Collins served as Vice President/Portfolio Manager of
                                   international equity portfolios at Arnhold and
                                   Bleichroeder, Inc. from 1994 to 1995.  He served as
                                   an Assistant Vice President/Portfolio Manager for
                                   international equities at the College Retirement
                                   Equities Fund from 1986 to 1994.  Mr. Collins is a
                                   Chartered Financial Analyst and received his M.B.A.
                                   in finance from the Wharton School of The University
                                   of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1998, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee             Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30          1998                     1997                     1996
Advisory Fee Earned                        $                 $100,152                  $48,769
Advisory Fee Reduction                     $                 $100,152                  $48,769
Brokerage Commissions                      $                 $200,241                  $69,033
Administrative Fee                         $                 $185,000                 $141,023
12b-1 Fee
   Class A Shares                          $                      N/A                      N/A
   Class B Share                           $                      N/A                      N/A
   Class C Shares                          $                      N/A                      N/A
Shareholder Services Fee
   Class A Shares                          $                      N/A                      N/A
   Class B Share                           $                      N/A                      N/A
   Class C Shares                          $                      N/A                      N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

       1 Year                5 Years                 Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

     Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "pacific region funds" category in advertising and sales literature.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.


Ibbotson Associates International Bond Index
Provides a detailed breakdown of local market and currency returns since 1960.


Bear Stearns Foreign Bond Index

     Provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


CDA/Wiesenberger Investment Company Services

     Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.


Financial Times Actuaries Indices

     Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


Financial publications

     The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others -- provide performance statistics over specified time periods.


Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


CNBC/Financial News Composite Index.

     The World Bank Publication of Trends in Developing Countries (TIDE) TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


Salomon Brothers Global Telecommunications Index

     Composed of telecommunications companies in the developing and emerging countries.


Datastream, InterSec, FactSet, Ibbotson Associates, and Worldscope

     Database retrieval services for information including, but not limited to, international financial and economic data.


International Financial Statistics
Produced by the International Monetary Fund.


World Bank

     Various publications and annual reports produced by the World Bank and its affiliates.


International Bank for Reconstruction and Development
Various publications.


Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's Various publications


Wilshire Associates

     An on-line database for international financial and economic data including performance measures for a wide range of securities.


International Finance Corporation (IFC) Emerging Markets Data Base

     Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.


Organization for Economic Cooperation and Development (OECD)
Various publications.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively. The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income
- Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated Asia Pacific Growth Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


     Moody's Investors Service, Inc. Long-Term Bond Rating Definitions AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated asia pacific growth fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Prospectus



FEDERATED EMERGING MARKETS FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     A mutual fund seeking long-term growth of capital by investing primarily in equity securities of issuers and companies located in countries having emerging markets.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







         Contents
         Risk/Return Summary
         What are the Fund's Fees and Expenses?
         What are the Fund's Investment Strategies?
         What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
         What do Shares Cost?
         How is the Fund Sold?
         How to Purchase Shares
         How to Redeem and Exchange Shares
         Account and Share Information
         Who Manages the Fund?
         Financial Information




   march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o    investments in securities of emerging market countries,

o fluctuations in the value of equity securities in foreign securities markets, and

o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

An investment in the Fund involves additional risks such as sector risks and risks of foreign investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
|        Federated Emerging Markets Fund

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Emerging Markets Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-30.00%" and increasing in increments of 5.00% up to 0.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are: -1.56% and -25.02%, respectively. The bar chart shows the variability of the Fund's Class A Shares total returns on a year-end basis.] The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown. Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 13.79% (quarter ended March 31, 1997). Its lowest quarterly return was -25.24% (quarter ended September 30, 1998).



Average Annual Total Return
Calendar Period            Class A                Class B              Class C          IFCIC
1 Year                    -25.02%                  -25.65%            -25.63%               %
Life of the Fund1          -5.52%                   -6.27%             -6.23%               %

1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996. The table shows the Fund's Class A, Class B and Class C Shares average annual total returns compared to the International Finance Corporation Investable Composite Index (IFCIC), for the calendar periods ending December 31, 1998. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED EMERGING MARKETS FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    5.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Reimbursements/Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                1.25%    1.25%     1.25%
Distribution (12b-1) Fee(3)                                                      0.25%    0.75%     0.75%
Shareholder Services Fee                                                         0.25%    0.25%     0.25%
Other Expenses(4)                                                                1.58%    1.58%     1.58%
Total Annual Fund Operating Expenses                                             3.08%    3.58%(5)  3.58%
1  Although not contractually obligated to do so, the adviser will waive and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1998.
   Reimbursements/Waivers of Fund Expenses                                       0.48%    0.23%     0.23%
   Total Actual Annual Fund Operating Expenses (after reimbursements/waivers)    2.60%    3.35%     3.35%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.07% for the year ended November 30, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.53% for the year ended November 30, 1998. 5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements/waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                        1 Year      3 Years    5 Years      10 Years
Class A Shares
Expenses assuming redemption         $844       $1,449     $2,077        $3,756
Expenses assuming no redemption      $844       $1,449     $2,077        $3,756
Class B Shares
Expenses assuming redemption         $918       $1,514     $2,069        $3,735
Expenses assuming no redemption      $361       $1,097     $1,855        $3,735
Class C Shares
Expenses assuming redemption         $462       $1,097     $1,855        $3,845
Expenses assuming no redemption      $361       $1,097     $1,855        $3,845

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.

     The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate or sound budget policy.

     The adviser then evaluates available investments in these countries by examining the issuer's liquidity, industry representation, performance relative to its industry, and profitability as well its products, the quality of its management, and its competitive position in the marketplace. Under normal market conditions, the adviser manages the Fund so that its portfolio contains over 200 stocks. Under normal market conditions, the adviser expects to be invested in more than 20 countries.

     Companies may be grouped together in broad categories called business sectors. The adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The adviser allocates the portfolio among five economic sectors: consumer, financial, industrial, resources, and utilities. The adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.


Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.


     Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designation listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                Maximum Sales Charge
                                                                 Contingent
                     Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered     Investment Amounts1        Charge2          Charge3
  Class A            $1,500/$100                5.50%            0.00%
  Class B            $1,500/$100                None             5.50%
  Class C            $1,500/$100                None             1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares

                                       Sales Charge as a       Sales Charge as a
Purchase Amount                        Percentage of Public    Percentage of NAV
                                       Offering Price
Less than $50,000                      5.50%                    5.82%
$50,000 but less than $100,000         4.50%                    4.71%
$100,000 but less than $250,000        3.75%                    3.90%
$250,000 but less than $500,000        2.50%                    2.56%
$500,000 but less than $1 million      2.00%                    2.04%
$1 million or greater1                 0.00%                    0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

     o combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

     o within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

     o purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

     o if your redemption is a required retirement plan distribution;

     o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire and check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

     You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

     Jolanta M. Wysocka has been the Fund's portfolio manager since February 1996. Ms. Wysocka joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Ms. Wysocka served as Senior Investment Officer and Emerging Markets Portfolio Manager at PIMCO Advisers L.P./ Parametric Portfolio Associates from 1993 to 1995. She served as President of Kinetic Capital Management, Inc. from 1991 to 1995. Ms. Wysocka received her master's degree in computer science from the Institute of Technology, Zielona Gora, Poland.

     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Christopher Matyszewski is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Matyszewski joined Federated in June 1997; he was a Securities Trader for Brandes Investment from September 1994 through January 1996. Mr. Matyszewski earned his Masters of International Management from The American Graduate School for International Management.

     The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED EMERGING MARKETS FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487804
      981487887
      981487879

G01472-02 (3/99)




Statement of Additional Information



FEDERATED EMERGING MARKETS FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Emerging Markets Fund
(Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   MARCH __, 1999







               Contents
               How is the Fund Organized?
               Securities in Which the Fund Invests
               What do Shares Cost?
               How is the Fund Sold?
               Subaccounting Services
               Redemption in Kind
               Account and Share Information
               Tax Information
               Who Manages and Provides Services to the Fund?
               How Does the Fund Measure Performance?
               Who is Federated Investors, Inc.?
               Financial Information
               Investment Ratings
               Addresses
Cusip 981487804
      981487887
      981487879

G01472-03 (2/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:
o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

  -------------------------------------------------- --------------
  Securities                                             Fund
  -------------------------------------------------- --------------
  American Depositary Receipts                             P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Borrowing                                                A
  --------------------------------------------------
  -------------------------------------------------- --------------
  Common Stock                                             P
  --------------------------------------------------
  -------------------------------------------------- --------------
  Common Stock of Foreign Companies                        P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Convertible Securities                                   A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Debt Obligations                                         A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Derivative Contracts and Securities                      A
  --------------------------------------------------
  -------------------------------------------------- --------------
  European Depositary Receipts                             P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Foreign Currency Hedging Transactions                    A
  --------------------------------------------------
  -------------------------------------------------- --------------
  Foreign Currency Transactions                            P
  --------------------------------------------------
  -------------------------------------------------- --------------
  Foreign Securities                                       P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Forward Commitments, When-Issued and Delayed             A
  Delivery Transactions
  --------------------------------------------------
  -------------------------------------------------- --------------
  Futures and Options Transactions                         A
  -------------------------------------------------- --------------
  --------------------------------------------------
  Global Depositary Receipts                               P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Illiquid and Restricted Securities                       A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Lending of Portfolio Securities                          A
  --------------------------------------------------
  -------------------------------------------------- --------------
  Preferred Stocks                                         P
  -------------------------------------------------- --------------
  --------------------------------------------------
  Repurchase Agreements                                    A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Reverse Repurchase Agreements                            A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Securities of Other Investment Companies                 A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  SWAP Transactions                                        A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  U.S. Government Securities                               A
  -------------------------------------------------- --------------
  -------------------------------------------------- --------------
  Warrants                                                 A
  -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following type s of futures contracts: foreign currency, securities and securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


     Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:


         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


         Currency Swaps

     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


         Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Sector Risks

     o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


INVESTMENT LIMITATIONS
Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Lending Cash or Securities The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the  post-purchase  death or disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of March __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

     ____________________,   _____________,   __________   owned   approximately
________   Class  A  Shares   (_____%);   ____________________,   _____________,
__________   owned    approximately    ________   Class   B   Shares   (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of March __, 1999, the Fund's Board and Officers as a group owned approximately ___% [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                      Aggregate           Total
Birthdate                                                                                 Compensation        Compensation From
Address                           Principal Occupations                                   From                Corporation and
Position With Corporation         for Past 5 Years                                        Corporation         Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the               $0     $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                              Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                            54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                               companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                        in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                         Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                           54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                          companies
DIRECTOR                          Director, Member of Executive Committee, University of                      in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;            $1,558.76     $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                        Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                          54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                         companies
Realtors                          ventures in Southwest Florida; formerly: President,                         in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;            $1,416.84     $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                   Corporation and
175 Woodshire Drive                                                                                           29 other investment
Pittsburgh, PA                                                                                                companies
DIRECTOR                                                                                                      in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;            $1,558.76     $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                             Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                            54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                               companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                  in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;            $1,558.76     $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                       Corporation and
571 Hayward Mill Road             Inc.                                                                        54 other investment
Concord, MA                                                                                                   companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                       in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                            Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                          54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                            companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                         in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;            $1,558.76     $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                       Corporation and
Birthdate: June 18, 1924          Director ,Emeritus, Eat'N Park Restaurants, Inc.;                           54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                         companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                        in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                   Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                        54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                        companies
Palm Beach, FL                                                                                                in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.        Director or Trustee of some of the Federated Funds;                  $0     $0 for the
Birthdate: April 10, 1945         Managment Consultant.                                                       Corporation and
80 South Road                                                                                                 25  other
Westhampton Beach, NY             Retired: Chief Executive Officer, PBTC International                        investment
DIRECTOR                          Bank; Chief Financial Officer of Retail Banking                             companies
                                  Sector, Chase Mahattan Bank; Senior Vice President,                         in the Fund Complex
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance, Frank G.
                                  Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                              Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                       54 other investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                              in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                          Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                       54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                      companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                      in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.
                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;            $1,416.84     $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                             Corporation and
4905 Bayard Street                                                                                            54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                         companies
DIRECTOR                          Company of America; business owner.                                         in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated               $0     $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                      Corporation and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                      16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                           companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                               in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                      $0     $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                           Corporation and
Federated Investors Tower         President and Treasurer of some of the Funds in the                         1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                            companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                        in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                        $0     $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                           Corporation and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                         54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                      companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                      in the Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                        $0     $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                              Corporation and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                        companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                       in the Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                    $0     $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                        Corporation and
Federated Investors Tower         Vice President, Federated Investment Counseling,                            3 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                               companies
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                         in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                    Drew J. Collins has been some of the Fund's portfolio               $0     $0 for the
Birthdate:  December 19, 1956      manager since inception. He is Vice President  of the                      Corporation and
Federated Investors Tower          Corporation.  Mr. Collins joined Federated Investors                       1 other investment
1001 Liberty Avenue                in 1995 as a Senior Portfolio Manager and a Senior                         company
Pittsburgh, PA                     Vice President of the Fund's investment adviser.  Mr.                      in the Fund Complex
VICE PRESIDENT                     Collins served as Vice President/Portfolio Manager of
                                   international equity portfolios at Arnhold and
                                   Bleichroeder, Inc. from 1994 to 1995.  He served as
                                   an Assistant Vice President/Portfolio Manager for
                                   international equities at the College Retirement
                                   Equities Fund from 1986 to 1994.  Mr. Collins is a
                                   Chartered Financial Analyst and received his M.B.A.
                                   in finance from the Wharton School of The University
                                   of Pennsylvania.

     + Mr.  Donahue  is the father of J.  Christopher  Donahue,  Executive  Vice
President of the Corporation.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1998, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30            1998        1997        1996
Advisory Fee Earned                          $    $775,299    $121,495
Advisory Fee Reduction                       $    $408,722    $121,495
Brokerage Commissions                        $    $777,632     $90,361
Administrative Fee                           $    $185,000    $141,023
12b-1 Fee
   Class A Shares                            $         N/A         N/A
   Class B Share                             $         N/A         N/A
   Class C Shares                            $         N/A         N/A
Shareholder Services Fee
   Class A Shares                            $         N/A         N/A
   Class B Share                             $         N/A         N/A
   Class C Shares                            $         N/A         N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                   1 Year                5 Years                 Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "Latin American region funds" category in advertising and sales literature.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.


Morgan Stanley Capital International Latin America Emerging Market Indices

     Includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.


Lehman Brothers High Yield Index

     Covers the universe of fixed rate, publicly issue, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Ibbotson Associates International Bond Index
Provides a detailed breakdown of local market and currency returns since 1960.


Bear Stearns Foreign Bond Index

     Provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


CDA/Wiesenberger Investment Company Services

     Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.


Financial Times Actuaries Indices

     Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


Financial publications

     The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others -- provide performance statistics over specified time periods.


Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


CNBC/Financial News Composite Index.

The World Bank Publication of Trends in Developing Countries (TIDE)

     TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


Salomon Brothers Global Telecommunications Index

     Composed of telecommunications companies in the developing and emerging countries.


Datastream, InterSec, FactSet, Ibbotson Associates, and Worldscope

     Database retrieval services for information including, but not limited to, international financial and economic data.


International Financial Statistics
Produced by the International Monetary Fund.


World Bank

     Various publications and annual reports produced by the World Bank and its affiliates.


International Bank for Reconstruction and Development
Various publications.


Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's Various publications


Wilshire Associates
An on-line database for international financial and economic data including performance measures for a wide range of securities.


International Finance Corporation (IFC) Emerging Markets Data Base
Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.


Organization for Economic Cooperation and Development (OECD)
Various publications.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated Emerging Markets Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated emerging markets fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Prospectus



FEDERATED EUROPEAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

A mutual fund seeking long-
term growth of capital by investing primarily in equity securities of European companies.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                  Contents
                  Risk/Return Summary
                  What are the Fund's Fees and Expenses?
                  What are the Fund's Investment Strategies?
                  What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                  What do Shares Cost?
                  How is the Fund Sold?
                  How to Purchase Shares
                  How to Redeem and Exchange Shares
                  Account and Share Information
                  Who Manages the Fund?
                  Financial Information




   march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing primarily in equity securities of European companies. In selecting portfolio securities, the adviser evaluates a company's financial strength, competitive position in domestic and export markets, earnings potential, growth prospects. The adviser also considers significant changes that may alter the company's business, such as corporate restructuring, market deregulation and privatizations. The adviser uses a variety of valuation techniques to identify suitable investments, with a strong emphasis on fundamental research.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o fluctuations in the value of equity securities in foreign securities markets, and

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

     An investment in the Fund involves additional risks such as risks of foreign investing, euro risks and sector risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

     | Federated European Growth Fund [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated European Growth Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 5.00% up to 25.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through1998. The percentages noted are: 17.96% and 21.68%, respectively. The bar chart shows the variability of the Fund's Class A Shares total returns on a year-end basis. The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown. Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 18.74% (quarter ended March 31, 1998). Its lowest quarterly return was -12.36% (quarter ended December 31, 1997).]

Average Annual Total Return
Calendar Period            Class A    Class B    Class C          MSCI-EUROPE
1 Year                     21.68%       20.74%   20.47%                   %
Life of the Fund1          21.56%       20.62%   20.50%                   %

     1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996. The table shows the Fund's Class A, Class B and Class C Shares average annual total returns compared to the Morgan Stanley Capital International (Europe) Index (MSCI-EUROPE), for the calendar periods ending
December 31, 1998. The MSCI-EUROPE is a market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 15 countries in the European region. Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated european growth fund

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    5.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Reimbursements/Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                1.00%    1.00%     1.00%
Distribution (12b-1) Fee(3)                                                      0.25%    0.75%     0.75%
Shareholder Services Fee                                                         0.25%    0.25%     0.25%
Other Expenses(4)                                                                1.48%    1.48%     1.48%
Total Annual Fund Operating Expenses                                             2.73%    3.23%(5)  3.23%
1  Although not contractually obligated to do so, the adviser will waive and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1998.
   Reimbursements/Waivers of Fund Expenses                                       0.88%    0.63%     0.63%
   Total Actual Annual Fund Operating Expenses (after reimbursements/waivers)    1.85%    2.60%     2.60%

     2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.55% for the year ended November 30, 1998.

     3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

     4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.30% for the year ended November 30, 1998.

     5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements/waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                     1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption      $811       $1.351        $1,915        $3,442
Expenses assuming no redemption   $811       $1.351        $1,915        $3,442
Class B Shares
Expenses assuming redemption      $886       $1,417        $1,906        $3,417
Expenses assuming no redemption   $326         $995        $1,688        $3,417
Class C Shares
Expenses assuming redemption      $517       $1,203        $2,041        $4,268
Expenses assuming no redemption   $394       $1,203        $2,041        $4,268

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing primarily in equity securities of European companies. In selecting portfolio securities, the adviser evaluates a company's financial strength, competitive position in domestic and export markets, earnings potential, growth prospects. In making its evaluation, the adviser analyzes general economic condition and outlook of countries in which a company operates, including its interest rates, foreign exchange rates and trade balance. The adviser also considers significant changes that may alter a company's business, such as corporate restructuring, market deregulation and privatizations. The adviser uses a variety of valuation techniques to identify suitable investments, with a strong emphasis on fundamental research.

     Companies with similar characteristics may be grouped together in broad categories called business sectors. The adviser may emphasize certain business sectors in the portfolio that exhibit strong growth potential.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.


Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o  Exchange
 rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Sector Risks

     o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designation listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                             Maximum Sales Charge
                                                              Contingent
                  Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered  Investment Amounts1        Charge2          Charge3
  Class A         $1,500/$100                5.50%            0.00%
  Class B         $1,500/$100                None             5.50%
  Class C         $1,500/$100                None             1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the hsales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3    See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares

                                      Sales Charge as a        Sales Charge as a
Purchase Amount                       Percentage of Public     Percentage of NAV
                                      Offering Price
Less than $50,000                     5.50%                    5.82%
$50,000 but less than $100,000        4.50%                    4.71%
$100,000 but less than $250,000       3.75%                    3.90%
$250,000 but less than $500,000       2.50%                    2.56%
$500,000 but less than $1 million     2.00%                    2.04%
$1 million or greater1                0.00%                    0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or
-        of the same share class of two or more Federated Funds
         (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:
o        purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional must notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


     RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g. Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

     Federated Shareholder Services Company P.O. Box 8600 Boston, MA 02266-8600 If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


     RETIREMENT INVESTMENTS You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

     Frank Semack has been the Fund's portfolio manager since its inception. Mr. Semack joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He served as a Portfolio Manager/Associate Director of Wardley Investment Services, Ltd. from 1980 to 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania. Amanda Marsted is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Ms. Marsted joined Federated in October 1997; she was an Equity Analyst with New Frontier Capital, L.P. from April 1996 through September 1997. Ms. Marsted earned her Master of International Affairs from Columbia University.

     The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED EUROPEAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487861
      981487853
      981487846

G01469-02 (3/99)



Statement of Additional Information



FEDERATED EUROPEAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated European Growth Fund
(Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   march __, 1999







                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What do Shares Cost?
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Investment Ratings
                        Addresses
Cusip 981487861
      981487853
      981487846

G01469-03 (2/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Following is a table that indicates which types of securities are a:
o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

    -------------------------------------------------- --------------
    Securities                                             Fund
    -------------------------------------------------- --------------
    American Depositary Receipts                             P
    -------------------------------------------------- --------------
    --------------------------------------------------
    Borrowing                                                A
    --------------------------------------------------
    -------------------------------------------------- --------------
    Common Stock                                             P
    --------------------------------------------------
    -------------------------------------------------- --------------
    Common Stock of Foreign Companies                        P
    -------------------------------------------------- --------------
    --------------------------------------------------
    Convertible Securities                                   A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Debt Obligations                                         A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Derivative Contracts and Securities                      A
    --------------------------------------------------
    -------------------------------------------------- --------------
    European Depositary Receipts                             P
    -------------------------------------------------- --------------
    --------------------------------------------------
    Foreign Currency Hedging Transactions                    A
    --------------------------------------------------
    -------------------------------------------------- --------------
    Foreign Currency Transactions                            P
    --------------------------------------------------
    -------------------------------------------------- --------------
    Foreign Securities                                       P
    -------------------------------------------------- --------------
    --------------------------------------------------
    Forward Commitments, When-Issued and Delayed             A
    Delivery Transactions
    --------------------------------------------------
    -------------------------------------------------- --------------
    Futures and Options Transactions                         A
    -------------------------------------------------- --------------
    --------------------------------------------------
    Global Depositary Receipts                               P
    -------------------------------------------------- --------------
    --------------------------------------------------
    Illiquid and Restricted Securities                       A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Lending of Portfolio Securities                          A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Preferred Stocks                                         A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Prime Commercial Paper                                   A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Repurchase Agreements                                    A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Reverse Repurchase Agreements                            A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Securities of Other Investment Companies                 A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    SWAP Transactions                                        A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    U.S. Government Securities                               A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------
    Warrants                                                 A
    -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     it is organized under the laws of, or has a principal office located in, another country;

     the principal trading market for its securities is in another country; or

     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


     Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


         Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


     Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:


         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


         Currency Swaps

     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


         Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may carry liquidity risks.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


Investment Ratings for Investment Grade Securities

     The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.


Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Leverage Risks

     o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

     o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


     INVESTMENT LIMITATIONS Selling Short and Buying on Margin The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


     Concurrent Purchases You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


     Letter of Intent You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the  post-purchase  death or disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


     VOTING RIGHTS Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of March __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

     ____________________,   _____________,   __________   owned   approximately
________   Class  A  Shares   (_____%);   ____________________,   _____________,
__________   owned    approximately    ________   Class   B   Shares   (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


     FEDERAL INCOME TAX The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of March __, 1999, the Fund's Board and Officers as a group owned approximately ___% [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                       Aggregate           Total
Birthdate                                                                                  Compensation        Compensation From
Address                        Principal Occupations                                       From                Corporation and
Position With Corporation      for Past 5 Years                                            Corporation         Fund Complex
John F. Donahue*+              Chief Executive Officer and Director or Trustee of the                   $0     $0 for the
Birthdate: July 28, 1924       Federated Fund Complex, Chairman and Director,                                  Corporation and
Federated Investors Tower      Federated Investors, Inc.; Chairman and Trustee,                                54 other investment
1001 Liberty Avenue            Federated Advisers, Federated Management, and                                   companies
Pittsburgh, PA                 Federated Research; Chairman and Director, Federated                            in the Fund Complex
DIRECTOR AND CHAIRMAN          Research Corp., and Federated Global Investment
                               Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley               Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: February 3, 1934    Director, Member of Executive Committee, Children's                             Corporation and
15 Old Timber Trail            Hospital of Pittsburgh; formerly: Senior Partner,                               54 other investment
Pittsburgh, PA                 Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              companies
DIRECTOR                       Director, Member of Executive Committee, University of                          in the Fund Complex
                               Pittsburgh.

John T. Conroy, Jr.            Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: June 23, 1937       President, Investment Properties Corporation; Senior                            Corporation and
Wood/IPC Commercial Dept.      Vice President, John R. Wood and Associates, Inc.,                              54 other investment
John R. Wood Associates, Inc.  Realtors; Partner or Trustee in private real estate                             companies
Realtors                       ventures in Southwest Florida; formerly: President,                             in the Fund Complex
3255 Tamiami Trial North       Naples Property Management, Inc. and Northgate Village
Naples, FL                     Development Corporation.
DIRECTOR

Nicholas Constantakis          Director or Trustee of the Federated Fund Complex;                $1,416.84     $47,958.02 for the
Birthdate: September 3, 1939   formerly: Partner, Andersen Worldwide SC.                                       Corporation and
175 Woodshire Drive                                                                                            29 other investment
Pittsburgh, PA                                                                                                 companies
DIRECTOR                                                                                                       in the Fund Complex

William J. Copeland            Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: July 4, 1918        Director and Member of the Executive Committee,                                 Corporation and
One PNC Plaza-23rd Floor       Michael Baker, Inc.; formerly: Vice Chairman and                                54 other investment
Pittsburgh, PA                 Director, PNC Bank, N.A., and PNC Bank Corp.;                                   companies
DIRECTOR                       Director, Ryan Homes, Inc.                                                      in the Fund Complex

                               Previous Positions: Director, United Refinery;
                               Director, Forbes Fund; Chairman, Pittsburgh
                               Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.            Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: May 18, 1922        Attorney-at-law; Director, The Emerging Germany Fund,                           Corporation and
571 Hayward Mill Road          Inc.                                                                            54 other investment
Concord, MA                                                                                                    companies
DIRECTOR                       Previous Positions: President, Boston Stock Exchange,                           in the Fund Complex
                               Inc.; Regional Administrator, United States Securities
                               and Exchange Commission.

Lawrence D. Ellis, M.D.*       Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: October 11, 1932    Professor of Medicine, University of Pittsburgh;                                Corporation and
3471 Fifth Avenue              Medical Director, University of Pittsburgh Medical                              54 other investment
Suite 1111                     Center - Downtown; Hematologist, Oncologist, and                                companies
Pittsburgh, PA                 Internist, University of Pittsburgh Medical Center;                             in the Fund Complex
DIRECTOR                       Member, National Board of Trustees, Leukemia Society
                               of America.
Edward L. Flaherty, Jr., Esq.  Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
#                              Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Corporation and
Birthdate: June 18, 1924       Director ,Emeritus, Eat'N Park Restaurants, Inc.;                               54 other investment
Miller, Ament, Henny & Kochuba formerly: Counsel, Horizon Financial, F.A., Western                             companies
205 Ross Street                Region; Partner, Meyer and Flaherty.                                            in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: March 16, 1942      formerly: Representative, Commonwealth of                                       Corporation and
One Royal Palm Way             Massachusetts General Court; President, State Street                            54 other investment
100 Royal Palm Way             Bank and Trust Company and State Street Corporation.                            companies
Palm Beach, FL                                                                                                 in the Fund Complex
DIRECTOR                       Previous Positions: Director, VISA USA and VISA
                               International; Chairman and Director, Massachusetts
                               Bankers Association; Director, Depository Trust
                               Corporation.

Charles  F. Mansfield, Jr.     Director or Trustee of some of the Federated Funds;                      $0     $0 for the
Birthdate: April 10, 1945      Managment Consultant.                                                           Corporation and
80 South Road                                                                                                  25  other
Westhampton Beach, NY          Retired: Chief Executive Officer, PBTC International                            investment
DIRECTOR                       Bank; Chief Financial Officer of Retail Banking                                 companies
                               Sector, Chase Mahattan Bank; Senior Vice President,                             in the Fund Complex
                               Marine Midland Bank; Vice President, Citibank;
                               Assistant Professor of Banking and Finance, Frank G.
                               Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,     Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
S.J.D.                         President, Law Professor, Duquesne University;                                  Corporation and
Birthdate: December 20, 1932   Consulting Partner, Mollica & Murray.                                           54 other investment
President, Duquesne University                                                                                    companies
Pittsburgh, PA                Previous Positions: Dean and Professor of Law,                                  in the Fund Complex
DIRECTOR                      University of Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova University School of Law.

Wesley W. Posvar              Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: September 14, 1925 President, World Society of Ekistics (metropolitan                              Corporation and
1202 Cathedral of Learning    planning), Athens; Professor, International Politics;                           54 other investment
University of Pittsburgh      Management Consultant; Trustee, Carnegie Endowment for                          companies
Pittsburgh, PA                International Peace, RAND Corporation, Online Computer                          in the Fund Complex
DIRECTOR                      Library Center, Inc., National Defense University and
                              U.S. Space Foundation; President Emeritus, University
                              of Pittsburgh; Founding Chairman, National Advisory
                              Council for Environmental Policy and Technology,
                              Federal Emergency Management Advisory Board; Trustee,
                              Czech Management Center, Prague.
                              Retired: Professor, United States Military Academy;
                              Professor, United States Air Force Academy.

Marjorie P. Smuts             Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: June 21, 1935      Public Relations/Marketing/Conference Planning.                                 Corporation and
4905 Bayard Street                                                                                            54 other investment
Pittsburgh, PA                Previous Positions: National Spokesperson, Aluminum                             companies
DIRECTOR                      Company of America; business owner.                                             in the Fund Complex

J. Christopher Donahue+       President or Executive Vice President of the Federated                   $0     $0 for the
Birthdate: April 11, 1949     Fund Complex; Director or Trustee of some of the Funds                          Corporation and
Federated Investors Tower     in the Federated Fund Complex; President and Director,                          16 other investment
1001 Liberty Avenue           Federated Investors, Inc.; President and Trustee,                               companies
Pittsburgh, PA                Federated Advisers, Federated Management, and                                   in the Fund Complex
EXECUTIVE VICE PRESIDENT      Federated Research; President and Director, Federated
                              Research Corp. and Federated Global Investment
                              Management Corp.; President, Passport Research, Ltd.;
                              Trustee, Federated Shareholder Services Company;
                              Director, Federated Services Company.





Edward C. Gonzales            Trustee or Director of some of the Funds in the                          $0     $0 for the
Birthdate: October 22, 1930   Federated Fund Complex; President, Executive Vice                               Corporation and
Federated Investors Tower     President and Treasurer of some of the Funds in the                             1 other investment
1001 Liberty Avenue           Federated Fund Complex; Vice Chairman, Federated                                companies
Pittsburgh, PA                Investors, Inc.; Vice President, Federated Advisers,                            in the Fund Complex
EXECUTIVE VICE PRESIDENT      Federated Management, Federated Research, Federated
                              Research Corp., Federated Global Investment Management
                              Corp. and Passport Research, Ltd.; Executive Vice
                              President and Director, Federated Securities Corp.;
                              Trustee, Federated Shareholder Services Company.

John W. McGonigle             Executive Vice President and Secretary of the                            $0     $0 for the
Birthdate: October 26, 1938   Federated Fund Complex; Executive Vice President,                               Corporation and
Federated Investors Tower     Secretary, and Director, Federated Investors, Inc.;                             54 other investment
1001 Liberty Avenue           Trustee, Federated Advisers, Federated Management, and                          companies
Pittsburgh, PA                Federated Research; Director, Federated Research Corp.                          in the Fund Complex
EXECUTIVE VICE PRESIDENT      and Federated Global Investment Management Corp.;
                              Director, Federated Services Company; Director,
                              Federated Securities Corp.

Richard J. Thomas             Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the
Birthdate:  June 17, 1954     President - Funds Financial Services Division,                                  Corporation and
Federated Investors Tower     Federated Investors, Inc.; Formerly: various                                    54 other investment
1001 Liberty Avenue           management positions within Funds Financial Services                            companies
Pittsburgh, PA                Division of Federated Investors, Inc.                                           in the Fund Complex
TREASURER

Henry A. Frantzen             Chief Investment Officer of this Fund and various                        $0     $0 for the
Birthdate: November 28, 1942  other Funds in the Federated Fund Complex; Executive                            Corporation and
Federated Investors Tower     Vice President, Federated Investment Counseling,                                3 other investment
1001 Liberty Avenue           Federated Global Investment Management Corp.,                                   companies
Pittsburgh, PA                Federated Advisers, Federated Management, Federated                             in the Fund Complex
CHIEF INVESTMENT OFFICER      Research, and Passport Research, Ltd.; Registered
                              Representative, Federated Securities Corp.; Vice
                              President, Federated Investors, Inc.; Formerly:
                              Executive Vice President, Federated Investment
                              Counseling Institutional Portfolio Management Services
                              Division; Chief Investment Officer/Manager,
                              International Equities, Brown Brothers Harriman & Co.;
                              Managing Director, BBH Investment Management Limited.
Drew J. Collins                Drew J. Collins has been some of the Fund's portfolio                   $0     $0 for the
Birthdate:  December 19, 1956  manager since inception. He is Vice President  of the                          Corporation and
Federated Investors Tower      Corporation.  Mr. Collins joined Federated Investors                           1 other investment
1001 Liberty Avenue            in 1995 as a Senior Portfolio Manager and a Senior                             company
Pittsburgh, PA                 Vice President of the Fund's investment adviser.  Mr.                          in the Fund Complex
VICE PRESIDENT                 Collins served as Vice President/Portfolio Manager of
                               international equity portfolios at Arnhold and
                               Bleichroeder, Inc. from 1994 to 1995.  He served as
                               an Assistant Vice President/Portfolio Manager for
                               international equities at the College Retirement
                               Equities Fund from 1986 to 1994.  Mr. Collins is a
                               Chartered Financial Analyst and received his M.B.A.
                               in finance from the Wharton School of The University
                               of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.


     INVESTMENT ADVISER The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


     Other Related Services Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1998, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee             Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30                               1998                     1997                     1996
Advisory Fee Earned                                             $                 $141,895                  $27,135
Advisory Fee Reduction                                          $                 $141,895                  $27,135
Brokerage Commissions                                           $                 $123,241                  $14,206
Administrative Fee                                              $                 $185,000                 $141,023
12b-1 Fee
   Class A Shares                                               $                      N/A                      N/A
   Class B Share                                                $                      N/A                      N/A
   Class C Shares                                               $                      N/A                      N/A
Shareholder Services Fee
   Class A Shares                                               $                      N/A                      N/A
   Class B Share                                                $                      N/A                      N/A
   Class C Shares                                               $                      N/A                      N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                5 Years        Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

     Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.


Ibbotson Associates International Bond Index

Provides a detailed breakdown of local market and currency returns since 1960.


Bear Stearns Foreign Bond Index

     Provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


CDA/Wiesenberger Investment Company Services

     Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.


Financial Times Actuaries Indices

     Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


Financial publications

     The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others -- provide performance statistics over specified time periods.


Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


     CNBC/Financial News Composite Index.

     The World Bank Publication of Trends in Developing Countries (TIDE) TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


Salomon Brothers Global Telecommunications Index

     Composed of telecommunications companies in the developing and emerging countries.


Datastream, InterSec, FactSet, Ibbotson Associates, and Worldscope

     Database retrieval services for information including, but not limited to, international financial and economic data.


International Financial Statistics
Produced by the International Monetary Fund.


World Bank

     Various publications and annual reports produced by the World Bank and its affiliates.


International Bank for Reconstruction and Development
Various publications.


Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's Various publications


Wilshire Associates

     An on-line database for international financial and economic data including performance measures for a wide range of securities.


International Finance Corporation (IFC) Emerging Markets Data Base

     Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.


Organization for Economic Cooperation and Development (OECD)
Various publications.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


     Mutual Fund Market Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated European Growth Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


     Moody's Investors Service, Inc. Long-Term Bond Rating Definitions AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated european growth fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072











Prospectus



FEDERATED GLOBAL EQUITY INCOME FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A mutual fund seeking capital appreciation and above-average income by investing primarily in income producing global equity securities.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                       Contents
                       Risk/Return Summary
                       What are the Fund's Fees and Expenses?
                       What are the Fund's Investment Strategies?
                       What are the Principal Securities in Which the Fund Invests?
                       What are the Specific Risks of Investing in the Fund? What Do Shares Cost?
                       How is the Fund Sold?
                       How to Purchase Shares
                       How to Redeem and Exchange Shares
                       Account and Share Information
                       Who Manages the Fund?
                       Financial Information






March __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide capital appreciation and above-average income. The Fund is managed to earn a yield equal to or greater than the Morgan Stanley Capital World Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing primarily, but not exclusively, in equity securities of US and foreign companies which are represented in the Index, an index of 1,800 global stocks. With respect to approximately half of the Fund's portfolio, the adviser rates the future performance potential of the top 100 companies, on a market capitalization basis, in the Index. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser then rates the future performance potential of companies which are not represented in the Index.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o fluctuations in the value of equity securities in foreign securities markets, and

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

     An investment in the Fund involves additional risks such as risks of foreign investing.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED GLOBAL EQUITY INCOME FUND

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                                         Class A   Class B  Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.50%    None     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or               0.00%    5.50%    1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a       None     None     None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None     None     None
Exchange Fee                                                                                      None     None     None

Annual Fund Operating Expenses(Before Reimbursement and Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                   1.00%    1.00%    1.00%
Distribution (12b-1) Fee                                                                          0.25%    0.75%    0.75%
Shareholder Services Fee                                                                          0.25%    0.25%    0.25%
Other Expenses3                                                                                   4.97%    4.97%    4.97%
Total Annual Fund Operating Expenses                                                              6.22%    6.72%    6.72%
----------------------------------------------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid  for the fiscal year ended November 30, 1998.
   Reimbursement and Waiver of Fund Expenses                                                      4.22%      4.22%    4.22%
   Total Annual Fund Operating Expenses (after reimbursement)                                     2.00%     2.50%4    2.50%
----------------------------------------------------------------------------------------------------------------------------

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

3 The adviser voluntarily reimbursed certain operating expenses of the Fund. This adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 1.75% for the year ended November 30, 1998.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




Share Class                         1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption        $1,134       $2,281        $3,401        $6,082
Expenses assuming no redemption     $1,134       $2,281        $3,401        $6,082
Class B Shares
Expenses assuming redemption        $1,207       $2,344        $3,402        $6,089
Expenses assuming no redemption       $666       $1,964        $3,218        $6,089
Class C Shares
Expenses assuming redemption          $765       $1,964        $3,218        $6,170
 Expenses assuming no redemption      $666       $1,964        $3,218        $6,170


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing primarily, but not exclusively, in equity securities of US and foreign companies which are represented in the Index, an index of 1,800 global stocks. With respect to approximately half of the Fund's portfolio, the adviser rates the future performance potential of the top 100 companies, on a market capitalization basis, in the Index. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser then rates the future performance potential of companies which are not represented in the Index.

     The adviser evaluates each company's earnings relative to its current valuation to narrow the list of attractive companies. The adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of those companies. The Adviser expects to receive a yield on the stocks selected for the portfolio at least equal to the yield of the Index. In implementing this strategy, the adviser will invest in emerging market countries. Using this type of fundamental analysis, the adviser selects the most promising companies for the Fund's portfolio.


     Companies with similar characteristics may be grouped together in broad categories called business sectors. In determining the amount to invest in a security, the adviser limits the Fund's exposure to each business sector that comprises the Index.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies.  Along with
the  risks  normally   associated  with  domestic  equity  securities,   foreign
securities are subject to currency risks and risks of foreign investing.

Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity security in which the Fund invests.

         Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designate listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                       Maximum Sales Charge
                                                               Contingent
                   Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered   Investment Amounts1        Charge2          Charge3
  Class A 4        $1,500/$100                5.50%            0.00%
  Class B          $1,500/$100                None             5.50%
  Class C          $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3        See "Sales Charge When You Redeem."

     4 For Class A Shares the contingent deferred sales charge is 2.00% in the first year declining to 1.00% in the second year and 0.00% thereafter for shareholders who purchased shares through October 27, 1998. Shares purchased after October 27, 1998 will be charged a 5.50% sales charge.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares



                                                   Sales Charge as a               Sales Charge as a
Purchase Amount                                    Percentage of Public            Percentage of NAV
                                                   Offering Price
Less than $50,000                                  5.50%                           5.82%
$50,000 but less than $100,000                     4.50%                           4.71%
$100,000 but less than $250,000                    3.75%                           3.90%
$250,000 but less than $500,000                    2.50%                           2.56%
$500,000 but less than $1 million                  2.00%                           2.04%
$1 million or greater                              0.00%                           0.00%


The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

     o purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

     o if your redemption is a required retirement plan distribution;

     o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund, if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

     Telephone Transactions The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund does not  issue share certificates.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

     Richard J. Lazarchic has been a portfolio manager of the Fund since its inception. Mr. Lazarchic joined Federated Investors, Inc. in March 1998 as a Vice President. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.


     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


     Richard Winkowski is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Winkowski joined Federated in April 1998; he served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998 and as a Portfolio Manager Assistant with American Express Financial Corp. from January 1995 through September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

     Peter Thoms is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Thoms joined Federated in July 1998. He earned his M.B.A. from the University of Virginia.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED GLOBAL EQUITY INCOME FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487697
         981487689
        981487671
GO_____ (3/99)



Statement of Additional Information



FEDERATED GLOBAL EQUITY INCOME FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Global Equity Income Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











March __, 1999













                         Contents
                         How is the Fund Organized?
                         Securities in Which the Fund Invests
                         What Do Shares Cost?
                         How is the Fund Sold?
                         Subaccounting Services
                         Redemption in Kind
                         Account and Share Information
                         Tax Information
                         Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                         Who is Federated Investors, Inc.?
                         Financial Information
                         Investment Ratings
                         Addresses
Cusip  981487697
           981487689
          981487671

00000000 (2/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

    -------------------------------------------------- --------------

    Securities                                             Fund
    -------------------------------------------------- --------------

    American Depositary Receipts                             A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Borrowing                                                A
    --------------------------------------------------
    -------------------------------------------------- --------------

    Common Stock                                             P
    --------------------------------------------------
    -------------------------------------------------- --------------

    Common Stock of Foreign Companies                        P
    -------------------------------------------------- --------------
    --------------------------------------------------

    Convertible Securities                                   A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Debt Obligations                                         A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Derivative Contracts and Securities                      A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    European Depositary Receipts                             A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Foreign Currency Hedging Transactions                    A
    --------------------------------------------------
    -------------------------------------------------- --------------

    Foreign Currency Transactions                            P
    --------------------------------------------------
    -------------------------------------------------- --------------
     Foreign Securities
                                                             P
    -------------------------------------------------- --------------
    --------------------------------------------------

    Forward Commitments, When-Issued and Delayed             A
    Delivery Transactions
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Futures and Options Transactions                         A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Global Depositary Receipts                               A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Illiquid and Restricted Securities                       A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Lending of Portfolio Securities                          A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Preferred Stocks                                         A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Repurchase Agreements                                    A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Reverse Repurchase Agreements                            A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Securities of Other Investment Companies                 A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    SWAP Transactions                                        A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    U.S. Government Securities                               A
    -------------------------------------------------- --------------
    -------------------------------------------------- --------------

    Warrants                                                 A
    -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES
Non-Principal Investment Strategy

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


     Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment.~ For example, higher ranking (senior) debt securities have a higher priority ~ than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchan ge sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.

     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

     The Fund may:

     o Buy put options on foreign currencies, securities, and securities indices, and on futures contracts involving these items in anticipation of a decrease in the value of the underlying asset.

     o Write covered call options on foreign currencies, securities, and securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     o Write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

o        Buy or write options to close out existing options positions.

     The Fund may also write covered call options on foreign currencies, securities, and securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.


     The Fund may also write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.


     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     Swaps  Swaps are  contracts  in which two  parties  agree to pay each other
(swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

         Currency Swaps

     Currency swap agreements provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

         Caps and Floors

     In these arrangements one party agrees to make payments only under specific circumstances, usually in return for payment of a fee by the other party.

     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


     Investment Ratings for Investment Grade Securities. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


     Stock Market Risks o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


     Currency Risks o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies. Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Sector Risks

     o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make feature makes may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their greater price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


Leverage Risks

     o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

     o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including real estate partnerships, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940 or assets exempted by the
SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.


     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

     Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfil the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charge that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or  post-purchase  disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount up to 2.00% of the NAV of Class A Shares purchased on or before October 27, 1998, if the Shares are redeemed within 24 months after purchase;

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares;


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of February __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________, _____________, __________ owned approximately ________ Class A Shares (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class B Shares (_____%);  ____________________,  _____________, __________ owned approximately ________ Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of February __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                        Aggregate           Total
Birthdate                                                                                   Compensation        Compensation From
Address                         Principal Occupations                                       From                Corporation and
Position With Corporation       for Past 5 Years                                            Corporation         Fund Complex
John F. Donahue*+               Chief Executive Officer and Director or Trustee of the                   $0     $0 for the
Birthdate: July 28, 1924        Federated Fund Complex, Chairman and Director,                                  Corporation and
Federated Investors Tower       Federated Investors, Inc.; Chairman and Trustee,                                54 other investment
1001 Liberty Avenue             Federated Advisers, Federated Management, and                                   companies
Pittsburgh, PA                  Federated Research; Chairman and Director, Federated                            in the Fund Complex
DIRECTOR AND CHAIRMAN           Research Corp., and Federated Global Investment
                                Management Corp.; Chairman, Passport Research, Ltd.
Thomas G. Bigley                Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: February 3, 1934     Director, Member of Executive Committee, Children's                             Corporation and
15 Old Timber Trail             Hospital of Pittsburgh; formerly: Senior Partner,                               54 other investment
Pittsburgh, PA                  Ernst & Young LLP; Director, MED 3000 Group, Inc.;                              companies
DIRECTOR                        Director, Member of Executive Committee, University of                          in the Fund Complex
                                Pittsburgh.

John T. Conroy, Jr.             Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: June 23, 1937        President, Investment Properties Corporation; Senior                            Corporation and
Wood/IPC Commercial Dept.       Vice President, John R. Wood and Associates, Inc.,                              54 other investment
John R. Wood Associates, Inc.   Realtors; Partner or Trustee in private real estate                             companies
Realtors                        ventures in Southwest Florida; formerly: President,                             in the Fund Complex
3255 Tamiami Trial North        Naples Property Management, Inc. and Northgate Village
Naples, FL                      Development Corporation.
DIRECTOR

Nicholas Constantakis           Director or Trustee of the Federated Fund Complex;                $1,416.84     $47,958.02 for the
Birthdate: September 3, 1939    formerly: Partner, Andersen Worldwide SC.                                       Corporation and
175 Woodshire Drive                                                                                             29 other investment
Pittsburgh, PA                                                                                                  companies
DIRECTOR                                                                                                        in the Fund Complex

William J. Copeland             Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: July 4, 1918         Director and Member of the Executive Committee,                                 Corporation and
One PNC Plaza-23rd Floor        Michael Baker, Inc.; formerly: Vice Chairman and                                54 other investment
Pittsburgh, PA                  Director, PNC Bank, N.A., and PNC Bank Corp.;                                   companies
DIRECTOR                        Director, Ryan Homes, Inc.                                                      in the Fund Complex

                                Previous Positions: Director, United Refinery;
                                Director, Forbes Fund; Chairman, Pittsburgh
                                Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.             Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
Birthdate: May 18, 1922         Attorney-at-law; Director, The Emerging Germany Fund,                           Corporation and
571 Hayward Mill Road           Inc.                                                                            54 other investment
Concord, MA                                                                                                     companies
DIRECTOR                        Previous Positions: President, Boston Stock Exchange,                           in the Fund Complex
                                Inc.; Regional Administrator, United States Securities
                                and Exchange Commission.

Lawrence D. Ellis, M.D.*        Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: October 11, 1932     Professor of Medicine, University of Pittsburgh;                                Corporation and
3471 Fifth Avenue               Medical Director, University of Pittsburgh Medical                              54 other investment
Suite 1111                      Center - Downtown; Hematologist, Oncologist, and                                companies
Pittsburgh, PA                  Internist, University of Pittsburgh Medical Center;                             in the Fund Complex
DIRECTOR                        Member, National Board of Trustees, Leukemia Society
                                of America.
Edward L. Flaherty, Jr., Esq.   Director or Trustee of the Federated Fund Complex;                $1,558.76     $125,264.48 for the
#                               Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                           Corporation and
Birthdate: June 18, 1924        Director Emeritus, Eat'N Park Restaurants, Inc.;                                54 other investment
Miller, Ament, Henny & Kochuba  formerly: Counsel, Horizon Financial, F.A., Western                             companies
205 Ross Street                 Region; Partner, Meyer and Flaherty.                                            in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                 Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: March 16, 1942       formerly: Representative, Commonwealth of                                       Corporation and
One Royal Palm Way              Massachusetts General Court; President, State Street                            54 other investment
100 Royal Palm Way              Bank and Trust Company and State Street Corporation.                            companies
Palm Beach, FL                                                                                                  in the Fund Complex
DIRECTOR                        Previous Positions: Director, VISA USA and VISA
                                International; Chairman and Director, Massachusetts
                                Bankers Association; Director, Depository Trust
                                Corporation.

Charles  F. Mansfield, Jr.++    Director or Trustee of some of the Federated Fund                        $0     $0 for the
Birthdate: April 10, 1945       Complex; Management Consultant.                                                 Corporation and
80 South Road                                                                                                   25 other investment
Westhampton Beach, NY           Previous Positions: Chief Executive Officer, PBTC                               companies
DIRECTOR                        International Bank; Chief Financial Officer of Retail                           in the Fund Complex
                                Banking Sector, Chase Mahattan Bank; Senior Vice
                                President, Marine Midland Bank; Vice President,
                                Citibank; Assistant Professor of Banking and Finance,
                                Frank G. Zarb School of Business, Hostra University.

John E. Murray, Jr., J.D.,      Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
S.J.D.                          President, Law Professor, Duquesne University;                                  Corporation and
Birthdate: December 20, 1932    Consulting Partner, Mollica & Murray.                                           54 other investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                  Previous Positions: Dean and Professor of Law,                                  in the Fund Complex
DIRECTOR                        University of Pittsburgh School of Law; Dean and
                                Professor of Law, Villanova University School of Law.

Wesley W. Posvar                Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: September 14, 1925   President, World Society of Ekistics (metropolitan                              Corporation and
1202 Cathedral of Learning      planning), Athens; Professor, International Politics;                           54 other investment
University of Pittsburgh        Management Consultant; Trustee, Carnegie Endowment for                          companies
Pittsburgh, PA                  International Peace, RAND Corporation, Online Computer                          in the Fund Complex
DIRECTOR                        Library Center, Inc., National Defense University and
                                U.S. Space Foundation; President Emeritus, University
                                of Pittsburgh; Founding Chairman, National Advisory
                                Council for Environmental Policy and Technology,
                                Federal Emergency Management Advisory Board; Trustee,
                                Czech Management Center, Prague.

                                Previous Positions: Professor, United States Military
                                Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts               Director or Trustee of the Federated Fund Complex;                $1,416.84     $113,860.22 for the
Birthdate: June 21, 1935        Public Relations/Marketing/Conference Planning.                                 Corporation and
4905 Bayard Street                                                                                              54 other investment
Pittsburgh, PA                  Previous Positions: National Spokesperson, Aluminum                             companies
DIRECTOR                        Company of America; business owner.                                             in the Fund Complex

J. Christopher Donahue+         President or Executive Vice President of the Federated                   $0     $0 for the
Birthdate: April 11, 1949       Fund Complex; Director or Trustee of some of the Funds                          Corporation and 16
Federated Investors Tower       in the Federated Fund Complex; President and Director,                          other investment
1001 Liberty Avenue             Federated Investors, Inc.; President and Trustee,                               companies
Pittsburgh, PA                  Federated Advisers, Federated Management, and                                   in the Fund Complex
EXECUTIVE VICE PRESIDENT        Federated Research; President and Director, Federated
                                Research Corp. and Federated Global Investment
                                Management Corp.; President, Passport Research, Ltd.;
                                Trustee, Federated Shareholder Services Company;
                                Director, Federated Services Company.





Edward C. Gonzales              Trustee or Director of some of the Funds in the                          $0     $0 for the
Birthdate: October 22, 1930     Federated Fund Complex; President, Executive Vice                               Corporation and 1
Federated Investors Tower       President and Treasurer of some of the Funds in the                             other investment
1001 Liberty Avenue             Federated Fund Complex; Vice Chairman, Federated                                companies in the
Pittsburgh, PA                  Investors, Inc.; Vice President, Federated Advisers,                            Fund Complex
EXECUTIVE VICE PRESIDENT        Federated Management, Federated Research, Federated
                                Research Corp., Federated Global Investment Management
                                Corp. and Passport Research, Ltd.; Executive Vice
                                President and Director, Federated Securities Corp.;
                                Trustee, Federated Shareholder Services Company.

John W. McGonigle               Executive Vice President and Secretary of the                            $0     $0 for the
Birthdate: October 26, 1938     Federated Fund Complex; Executive Vice President,                               Corporation and 54
Federated Investors Tower       Secretary, and Director, Federated Investors, Inc.;                             other investment
1001 Liberty Avenue             Trustee, Federated Advisers, Federated Management, and                          companies in the
Pittsburgh, PA                  Federated Research; Director, Federated Research Corp.                          Fund Complex
EXECUTIVE VICE PRESIDENT        and Federated Global Investment Management Corp.;
                                Director, Federated Services Company; Director,
                                Federated Securities Corp.

Richard J. Thomas               Treasurer of the Federated Fund Complex; Vice                            $0     $0 for the
Birthdate:  June 17, 1954       President - Funds Financial Services Division,                                  Corporation and 54
Federated Investors Tower       Federated Investors, Inc.; Formerly: various                                    other investment
1001 Liberty Avenue             management positions within Funds Financial Services                            companies in the
Pittsburgh, PA                  Division of Federated Investors, Inc.                                           Fund Complex
TREASURER

Henry A. Frantzen               Chief Investment Officer of this Fund and various                        $0     $0 for the
Birthdate: November 28, 1942    other Funds in the Federated Fund Complex; Executive                            Corporation and 3
Federated Investors Tower       Vice President, Federated Investment Counseling,                                other investment
1001 Liberty Avenue             Federated Global Investment Management Corp.,                                   companies in the
Pittsburgh, PA                  Federated Advisers, Federated Management, Federated                             Fund Complex
CHIEF INVESTMENT OFFICER        Research, and Passport Research, Ltd.; Registered
                                Representative, Federated Securities Corp.; Vice
                                President, Federated Investors, Inc.; Formerly:
                                Executive Vice President, Federated Investment
                                Counseling Institutional Portfolio Management Services
                                Division; Chief Investment Officer/Manager,
                                International Equities, Brown Brothers Harriman & Co.;
                                Managing Director, BBH Investment Management Limited.
Drew J. Collins                 Drew J. Collins has been the Fund's portfolio manager                    $0     $0 for the
Birthdate:  December 19, 1956   since inception. He is Vice President  of the                                   Corporation and one
Federated Investors Tower       Corporation.  Mr. Collins joined Federated Investors                            other investment
1001 Liberty Avenue             in 1995 as a Senior Portfolio Manager and a Senior                              company in the Fund
Pittsburgh, PA                  Vice President of the Fund's investment adviser.  Mr.                           Complex
VICE PRESIDENT                  Collins served as Vice President/Portfolio Manager of
                                international equity portfolios at Arnhold and
                                Bleichroeder, Inc. from 1994 to 1995.  He served as an
                                Assistant Vice President/Portfolio Manager for
                                international equities at the College Retirement
                                Equities Fund from 1986 to 1994.  Mr. Collins is a
                                Chartered Financial Analyst and received his M.B.A. in
                                finance from the Wharton School of The University of
                                Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30, 1998, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee             Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditors for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended November 30
                                                             1998
Advisory Fee Earned                                             $
Advisory Fee Reduction
Brokerage Commissions
Administrative Fee
12b-1 Fee
   Class A Shares
   Class B Share
   Class C Shares
Shareholder Services Fee
   Class A Shares
   Class B Share
   Class C Shares

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Organization for Economic Cooperation and Development (OECD)
Various publications.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

     Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 279 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated Global Equity Income Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated global equity income fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072





Prospectus



FEDERATED INTERNATIONAL GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A mutual fund seeking long-term growth of capital by investing in shares of other mutual funds, the portfolios of which consist primarily of foreign equity securities.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                    Contents
                    Risk/Return Summary
                    What are the Fund's Fees and Expenses?
                    What are the Fund's Investment Strategies?
                    What are the Principal Securities in Which the Fund
                    Invests?
                    What are the Specific Risks of Investing in the Fund? What do Shares Cost?
                    How is the Fund Sold?
                    How to Purchase Shares
                    How to Redeem and Exchange Shares
                    Account and Share Information
                    Who Manages the Fund?
                    Financial Information




   march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. Any income received from the portfolio is incidental. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in shares of other open-end management investment companies for which affiliates of Federated Investors serve as adviser and principal underwriter ("underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to:

          Federated Asia Pacific Growth Fund
          Federated Emerging Market Fund
          Federated European Growth Fund
          Federated International Small Company Fund
          Federated Latin American Growth Fund

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o fluctuations in the value of equity securities in foreign securities markets, and

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

     An investment in the Fund involves additional risks such as risks of foreign investing, liquidity, regional risks, emerging market risk, risks associated with smaller companies and Euro risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

|        Federated International Growth Fund

     [The graphic presentation displayed here consists of a bar chart representing the annual total return of Class A Shares of Federated International Growth Fund as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.05% up to 0.50%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for the calendar year is stated directly at the top of the bar, for the calendar year 1998. The percentage noted is: 0.49%.] The bar chart shows the variability of the Fund's Class A Shares total returns on a year-end basis. The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total return above, and if these amounts were reflected, the return would be less than that shown. Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 13.61% (quarter ended
December 31, 1998). Its lowest quarterly return was -15.92% (quarter ended September 30, 1998).




Average Annual Total Return
Calendar Period       Class A           Class B           Class C          MSCI-ACW          MSCI-EAFE
1 Year                  0.49%            -0.21%           -0.21%                   %               %
Life of the Fund1      -8.42%            -9.10%           -8.94%                   %               %

     1 The Fund's Class A, Class B and Class C Shares start of performance date was July 1, 1997. The table shows the Fund's Class A, Class B and Class C Shares average annual total returns compared to the Morgan Stanley Capital International All Country World Index (MSCI-ACW) and the Morgan Stanley Capital International Europe Australia Far East Index (MSCI-EAFE) for the calendar periods ending December 31, 1998.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated international growth fund

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    5.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Reimbursements/Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                0.00%    0.00%     0.00%
Distribution (12b-1) Fee(3)                                                      0.25%    0.75%     0.75%
Shareholder Services Fee(4)                                                      0.25%    0.25%     0.25%
Other Expenses(5)                                                                1.99%    1.99%     1.99%
Total Annual Fund Operating Expenses                                             2.24%    2.74%(6)  2.74%

1  Although not contractually obligated to do so, the adviser will waive and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1998.
   Reimbursements/Waivers of Fund Expenses                                       2.17%    1.92%     1.92%
   Total Actual Annual Fund Operating Expenses (after reimbursements/waivers)    0.07%    0.82%     0.82%

2 Because the Fund does not invest in individual securities at the present time, it pays the adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund were paying or accruing the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market instruments, and not on those assets invested in shares of the underlying funds. Further, if an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of 0.20% of the average daily net assets invested in the underlying funds. Before this fee would be implemented, the Board of Directors' approval would be required.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

4 The shareholder services fee for Class A, B and C Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Class A, B and C Shares (after the voluntary reduction) was 0.00% for the year ended November 30, 1998.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 0.07% for the year ended November 30, 1998.

6 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements/waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                                    1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $765       $1,212        $1,684        $2,983
Expenses assuming no redemption                  $765       $1,212        $1,684        $2,983
Class B Shares
Expenses assuming redemption                     $840       $1,278        $1,673        $2,951
Expenses assuming no redemption                  $277         $850        $1,450        $2,951
Class C Shares
Expenses assuming redemption                     $379         $850        $1,450        $3,070
Expenses assuming no redemption                  $277         $850        $1,450        $3,070

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in shares of other open-end management investment companies for which affiliates of Federated Investors serve as adviser and principal underwriter ("underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to:

        Federated Asia Pacific Growth Fund
        Federated Emerging Market Fund
        Federated European Growth Fund
        Federated International Small Company Fund
        Federated Latin American Growth Fund

     The adviser believes that holding a diversified portfolio of international equity funds may provide access to a wider range of companies, industries, countries and markets than would be available through any one underlying fund. The adviser will allocate the Fund's assets across the underlying funds such that the Fund will be exposed to large and small capitalization stocks from both developed and emerging markets outside of the United States. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     From time to time, the adviser will alter the allocation percentages of the underlying funds based on market risk, economic fundamentals and unique market characteristics within the foreign markets and asset classes in which the underlying funds invest. The adviser will first assess the relative attractiveness of geographic regions and individual countries. After identifying the most and least attractive regions or countries, consideration will be given to expected returns and risks before deciding which areas, if any, to overweight or underweight. By rebalancing the Fund through investment of the proceeds of new purchases into the Fund, by making purchases and sales among the shares of the underlying funds, or a combination of the two, the adviser will continually manage the Fund's exposure to large and small capitalization stocks from both developed and emerging markets.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     The Fund invests exclusively in shares of the underlying funds. The principal securities in which the underlying funds invest are:


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies.  Along with
the  risks  normally   associated  with  domestic  equity  securities,   foreign
securities are subject to currency risks and risks of foreign investing.


Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


Investment Ratings for Investment Grade Securities

     The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the underlying funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The underlying funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each underlying fund. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the underlying funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on an underlying fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Regional Risks

     o Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American or Asian or Pacific Rim countries. For example, some of the currencies of these countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

     o Although there is a trend toward less government involvement in commerce, governments of many Latin American, Asian or Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American, Asian or Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.


Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.


Euro Risks

     o The underlying funds may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union
(EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


     Expenses of the Fund An investor in the Fund should recognize that you may invest directly in underlying funds and that, by investing in underlying funds indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses, if any, related to the distribution of the Fund's shares, and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. You also will bear your proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the underlying funds.

     In certain instances, the Fund may be eligible to purchase underlying funds at a reduced or no sales charge, whereas an individual investor would have to pay the full sales charge if the investor directly invested in such underlying funds. In those instances, it may be possible for an investor to bear greater transaction and operating expenses by investing directly in the underlying funds than if the investor were to invest indirectly through such underlying funds as a shareholder in the Fund (even after aggregating the transaction and operating expense of the Fund and the underlying funds). Finally, you should recognize that, as a result of the Fund's policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designation listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                  Maximum Sales Charge
                                                                   Contingent
                      Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered       Investment Amounts1        Charge2          Charge3
  Class A              $1,500/$100                5.50%            0.00%
  Class B              $1,500/$100                None             5.50%
  Class C              $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more should be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below. 3 See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares




                                                   Sales Charge as a               Sales Charge as a
Purchase Amount                                    Percentage of Public            Percentage of NAV
                                                   Offering Price
Less than $50,000                                  5.50%                           5.82%
$50,000 but less than $100,000                     4.50%                           4.71%
$100,000 but less than $250,000                    3.75%                           3.90%
$250,000 but less than $500,000                    2.50%                           2.56%
$500,000 but less than $1 million                  2.00%                           2.04%
$1 million or greater1                             0.00%                           0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

     o combining concurrent purchases of Shares:

     - by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.




Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

o        purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the original shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

     o if your redemption is a required retirement plan distribution;

     o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

     o Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

     Telephone Transactions The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:


     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

     Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated Investors, Inc. in 1995 as an Executive Vice President of the Fund's investment adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

     The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser is entitled to an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. This advisory fee applies only to assets which are invested in individual stocks, bonds or money market instruments and not to those assets invested in the underlying funds. Because the Fund does not invest in individual securities at the present time, it pays the Adviser no advisory fee.

     The investment advisory fees of the underlying funds are not included in the Fund's advisory fee. There are separate investment advisory fees paid by each underlying fund. You would not incur the Fund's expenses if you were to invest in the underlying funds directly.


Asset Allocation Fee

     The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 1998. If an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of .20% of the average daily net assets invested in the underlying funds. Before this fee would be implemented, the Directors' approval would be required.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED INTERNATIONAL GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487739
      981487721
      981487713
G02118-01 (3/99)





Statement of Additional Information



FEDERATED INTERNATIONAL GROWTH FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International Growth Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   march __, 1999







                             Contents
                             How is the Fund Organized?
                             Securities in Which the Fund Invests
                             What do Shares Cost?
                             How is the Fund Sold?
                             Subaccounting Services
                             Redemption in Kind
                             Account and Share Information
                             Tax Information
                             Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                             Who is Federated Investors, Inc.?
                             Investment Ratings
                             Financial Information
                             Addresses
Cusip 981487739
      981487721
      981487713

G02118-02 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

     -------------------------------------------------- --------------

     Securities                                             Fund
     -------------------------------------------------- --------------

     American Depositary Receipts                             P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Borrowing                                                A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Common Stock                                             P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Common Stock of Foreign Companies                        P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Convertible Securities                                   A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Debt Obligations                                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Derivative Contracts and Securities                      A
     --------------------------------------------------
     -------------------------------------------------- --------------

     European Depositary Receipts                             P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Foreign Currency Hedging Transactions                    A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Foreign Currency Transactions                            P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Foreign Securities                                       P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Forward Commitments, When-Issued and Delayed             A
     Delivery Transactions
     --------------------------------------------------
     -------------------------------------------------- --------------

     Futures and Options Transactions                         A
     -------------------------------------------------- --------------
     --------------------------------------------------
      Global Depositary Receipts
                                                              P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Illiquid and Restricted Securities                       A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Lending of Portfolio Securities                          A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Preferred Stocks                                         P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Repurchase Agreements                                    A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Reverse Repurchase Agreements                            A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Securities of Other Investment Companies                 A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     SWAP Transactions                                        A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     U.S. Government Securities                               A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Warrants                                                 A
     -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the underlying funds may enter into spot currency trades. In a spot trade, the underlying Funds agree to exchange one currency for another at the current exchange rate. The underlying funds may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the underlying funds' exposure to currency risks.


     Brady Bonds

     Brady bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady bonds. However, neither the U.S. government not the International Monetary Fund has guaranteed the repayment of any Brady Bond.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The underlying funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the underlying funds invest.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants

     Warrants give the underlying funds the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The underlying Funds may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the underlying Funds invest.

     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Convertible Securities

     Convertible  securities  are fixed income  securities  that the  underlying
Funds have the option to exchange for equity securities at a specified conversion price. The option allows the underlying funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the underlying fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the underlying fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the underlying funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, an underlying fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the underlying fund from closing out a position. If this happens, the underlying fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the underlying fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The underlying funds may also trade derivative  contracts  over-the-counter
(OTC) in transactions negotiated directly between the underlying fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the underlying fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the underlying fund's exposure to market and currency risks, and may also expose the underlying fund to liquidity risks. OTC contracts also expose the underlying fund to credit risks in the event that a counterparty defaults on the contract.

     The underlying funds may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The underlying funds may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The underlying funds may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     The underlying funds may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the underlying fund is exercised, the underlying fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the underlying fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the underlying fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


     Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the underlying funds may use include:


         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


         Currency Swaps

     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


         Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which an underlying fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the underlying fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The underlying fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The underlying fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which an underlying fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the underlying fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the underlying fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which an underlying fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the underlying fund to the issuer and no interest accrues to the underlying fund. The underlying fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the underlying fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Securities Lending

     The underlying funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the underlying funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the underlying Fund the equivalent of any dividends or interest received on the loaned securities.

     The underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the underlying Fund. However, the underlying Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the underlying Fund or the borrower. The underlying fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The underlying fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the underlying funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the underlying fund's obligations. Unless the underlying fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the underlying fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the underlying fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the underlying fund must rely entirely upon its Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving an underlying fund will fail to meet its obligations. This could cause the underlying fund to lose the benefit of the transaction or prevent the underlying fund from selling or buying other securities to implement its investment strategy.


     Risks Associated with Noninvestment Grade Securities o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


     INVESTMENT LIMITATIONS Selling Short and Buying on Margin The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry other than investment companies, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The underlying funds in which the Fund may invest value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of the underlying fund may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the underlying funds in which the Fund may invest value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the  post-purchase  death or disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. The fee paid by the Fund to Federated Shareholder Services Company will be reduced to the extent that the Fund receives a fee from an underlying fund pursuant to the underlying fund's Shareholder Services Agreement with Federated Shareholder Services. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



Amount                        Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of March __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

     ____________________,   _____________,   __________   owned   approximately
________   Class  A  Shares   (_____%);   ____________________,   _____________,
__________   owned    approximately    ________   Class   B   Shares   (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

     When the Fund is asked to vote on matters relating to the underlying funds, the Fund is required to either: seek voting instructions from its shareholders regarding underlying fund proxies and to vote such proxies in accordance with the instructions received; or to vote such proxies in the same proportion as the vote of all other holders of the underlying fund securities.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

     The Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Fund will not realize gains on the related fund until such time as the underlying fund is sold.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of March __, 1999, the Fund's Board and Officers as a group owned approximately ___% [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                     Aggregate           Total
Birthdate                                                                                Compensation        Compensation From
Address                           Principal Occupations                                  From                Corporation and
Position With Corporation         for Past 5 Years                                       Corporation         Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the        $0           $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                             Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                          54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                             companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                      in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                       Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                         54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                        companies
DIRECTOR                          Director, Member of Executive Committee, University of                    in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;          $1,558.76     $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                      Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                        54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                       companies
Realtors                          ventures in Southwest Florida; formerly: President,                       in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;          $1,416.84     $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                 Corporation and
175 Woodshire Drive                                                                                         29 other investment
Pittsburgh, PA                                                                                              companies
DIRECTOR                                                                                                    in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;          $1,558.76     $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                           Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                          54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                             companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;          $1,558.76     $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                     Corporation and
571 Hayward Mill Road             Inc.                                                                      54 other investment
Concord, MA                                                                                                 companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                     in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                          Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                        54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                          companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                       in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;          $1,558.76     $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                     Corporation and
Birthdate: June 18, 1924          Director ,Emeritus, Eat'N Park Restaurants, Inc.;                         54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                       companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                      in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                 Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                      54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                      companies
Palm Beach, FL                                                                                              in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.        Director or Trustee of some of the Federated Funds;                $0     $0 for the
Birthdate: April 10, 1945         Managment Consultant.                                                     Corporation and
80 South Road                                                                                               25  other
Westhampton Beach, NY             Retired: Chief Executive Officer, PBTC International                      investment
DIRECTOR                          Bank; Chief Financial Officer of Retail Banking                           companies
                                  Sector, Chase Mahattan Bank; Senior Vice President,                       in the Fund Complex
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance, Frank G.
                                  Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                            Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                     54 other investment
President, Duquesne University                                                                              companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                            in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                        Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                     54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                    companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                    in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.
                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;          $1,416.84     $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                           Corporation and
4905 Bayard Street                                                                                          54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                       companies
DIRECTOR                          Company of America; business owner.                                       in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated             $0     $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                    Corporation and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                    16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                         companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                             in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                    $0     $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                         Corporation and
Federated Investors Tower         President and Treasurer of some of the Funds in the                       1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                          companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                      in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                      $0     $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                         Corporation and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                       54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                    companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                    in the Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                      $0     $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                            Corporation and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                              54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                      companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                     in the Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                  $0     $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                      Corporation and
Federated Investors Tower         Vice President, Federated Investment Counseling,                          3 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                             companies
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                       in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                    Drew J. Collins has been some of the Fund's portfolio             $0     $0 for the
Birthdate:  December 19, 1956      manager since inception. He is Vice President  of the                    Corporation and
Federated Investors Tower          Corporation.  Mr. Collins joined Federated Investors                     1 other investment
1001 Liberty Avenue                in 1995 as a Senior Portfolio Manager and a Senior                       company
Pittsburgh, PA                     Vice President of the Fund's investment adviser.  Mr.                    in the Fund Complex
VICE PRESIDENT                     Collins served as Vice President/Portfolio Manager of
                                   international equity portfolios at Arnhold and
                                   Bleichroeder, Inc. from 1994 to 1995.  He served as
                                   an Assistant Vice President/Portfolio Manager for
                                   international equities at the College Retirement
                                   Equities Fund from 1986 to 1994.  Mr. Collins is a
                                   Chartered Financial Analyst and received his M.B.A.
                                   in finance from the Wharton School of The University
                                   of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

     The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     The distributor may assist in the execution of the Fund's portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters in accordance with the distribution plans of those funds. In providing execution assistance, the distributor receives orders from the Adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the Fund and proper completion of the order.

     With respect to purchases of load fund shares, the Adviser may direct substantially all of the Fund's orders to the distributor, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of the Fund's shares.

     The distributor may retain brokerage commissions on portfolio transactions of mutual funds held in the Fund's portfolio, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to the distributor is not a factor considered by the Adviser in selecting an underlying fund for investment.

     Under certain circumstances, a sales charge incurred by the Fund in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Fund to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1998, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30                  1998                     1997
Advisory Fee Earned                                $                       $0
Advisory Fee Reduction                             $                       $0
Brokerage Commissions                              $                       $0
Administrative Fee                                 $                  $77,041
12b-1 Fee
   Class A Shares                                  $                      N/A
   Class B Share                                   $                      N/A
   Class C Shares                                  $                      N/A
Shareholder Services Fee
   Class A Shares                                  $                      N/A
   Class B Share                                   $                      N/A
   Class C Shares                                  $                      N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                5 Years       Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


     Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index

     A market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.


Morgan Stanley Capital International Latin America Emerging Market Indices

     Includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

     Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


     Financial Times Actuaries/Standard and Poor's World (ex U.S.) Mid/Small Cap Index A total return, market cap-weighted index of companies from 25 countries.


Financial Times Actuaries Indices

     Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated International Growth Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Fitch IBCA, Inc. Long-Term Debt Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


     Fitch IBCA, Inc. Commercial Paper Rating Definitions FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated international growth fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Prospectus



FEDERATED INTERNATIONAL HIGH INCOME FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A mutual fund seeking a high level of current income and a secondary objective of capital appreciation by investing primarily in government and corporate debt obligations of issuers in emerging market countries and developed foreign countries.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                     Contents
                     Risk/Return Summary
                     What are the Fund's Fees and Expenses?
                     What are the Fund's Investment Strategies?
                     What are the Principal Securities in Which the Fund
                     Invests?
                     What are the Specific Risks of Investing in the Fund? What Do Shares Cost?
                     How is the Fund Sold?
                     How to Purchase Shares
                     How to Redeem and Exchange Shares
                     Account and Share Information
                     Who Manages the Fund?
                     Financial Information






March __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. The Fund does not limit the amount it may invest in securities rated below investment grade.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies;

     o a general rise in interest rates; and

     o defaults or an increase in the risk of defaults on portfolio securities.

     Fixed income securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade fixed income securities. An investment in the Fund involves additional risks such as currency risks, risks of foreign investing, emerging market risks, liquidity risks, and sector risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of the Fund as of the calendar year-end for each of 2 years. The `y' axis reflects the "% Total Return" beginning with "-7.00" and increasing in increments of 1.00 up to 3.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features 2 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund - Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998. The percentages noted are: 2.17% and -6.54%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     Within the period shown in the Chart, the Fund's highest quarterly return was 11.47% (quarter ended December 31, 1998). Its lowest quarterly return was -15.84% (quarter ended September 30, 1998).

Average Annual Total Return
                           Life of the Fund      1 Year
Fund/Class A Shares        0.32%                  -5.84%
Fund/Class B Shares        -0.43%                 -6.54%
Fund/Class C Shares        -0.43%                 -6.54%
JPM-EMB                    %                      %
1  Since inception date of October 2, 1996.

     The Fund Compared to JP Morgan Emerging Markets Bond Index Plus (JPM-EMB) for the calendar periods ending December 31, 1998.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to JPM-EMB, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED INTERNATIONAL HIGH INCOME FUND

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                                         Class A   Class B  Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              4.50%    None     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or               0.00%    5.50%    1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a       None     None     None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None     None     None
Exchange Fee                                                                                      None     None     None

Annual Fund Operating Expenses(Before Reimbursement and Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                   0.85%    0.85%    0.85%
Distribution (12b-1) Fee3                                                                         0.25%    0.75%    0.75%
Shareholder Services Fee                                                                          0.25%    0.25%    0.25%
Other Expenses4                                                                                   0.96%    0.96%    0.96%
Total Annual Fund Operating Expenses                                                              2.06%    2.56%    2.56%
----------------------------------------------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.
   Reimbursement and Waiver of Fund Expenses                                                      1.24%      0.99%    0.99%
   Total Annual Fund Operating Expenses (after reimbursement)                                     0.82%     1.57%5    1.57%
----------------------------------------------------------------------------------------------------------------------------

     2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

     3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended November 30, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

     4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 0.82% for the year ended November 30, 1998.

     5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                              Share Class      1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $650       $1,067        $1,509        $2,732
Expenses assuming no redemption                  $650       $1,067        $1,509        $2,732
Class B Shares
Expenses assuming redemption                     $823       $1,226        $1,586        $2,773
Expenses assuming no redemption                  $259         $796        $1,360        $2,773
Class C Shares
Expenses assuming redemption                     $362         $796        $1,360        $2,895
 Expenses assuming no redemption                 $259         $796        $1,360        $2,895


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. The Fund does not limit the amount it may invest in securities rated below investment grade.


     The adviser attempts to manage the risks of these high yield securities in two ways. First, by investing the portfolio in a large number of securities from a wide range of foreign countries. Second, by allocating the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

     The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which the Fund invests.



      Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



      Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


Investment Ratings for Investment Grade Securities

     The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


     Bond Market Risks o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


     o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.



Liquidity Risks

     o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also increase their price volatility.



Sector Risks

     o A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designate listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



                                                            Maximum Sales Charge
                                                                             Contingent
                                 Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered                 Investment Amounts1        Charge2          Charge3
  Class A                        $1,500/$100                4.50%            0.00%
  Class B                        $1,500/$100                None             5.50%
  Class C                        $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3        See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares

                                    Sales Charge as a          Sales Charge as a
Purchase Amount                     Percentage of Public       Percentage of NAV
                                    Offering Price
Less than $100,000                   4.50%                      4.71%
$100,000 but less than $250,000      3.75%                      3.90%
$250,000 but less than $500,000      2.50%                      2.56%
$500,000 but less than $1 million    2.00%                      2.04%
$1 million or greater1               0.00%                      0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:
o        purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

     o if your redemption is a required retirement plan distribution;

     o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address,
mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

     o to allow your purchase to clear;

     o during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares daily and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:


     Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors, Inc. in 1996 as an Assistant Vice President. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.


     Robert M. Kowit has been the Fund's portfolio manager since its inception. Mr. Kowit joined Federated Investors, Inc. in 1995 as a Vice President of the Fund's investment adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.


     Roberto Sanchez-Dahl is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Sanchez-Dahl joined Federated in December 1997; from 1994 through November 1997, he served as an Emerging Markets Credit Associate with Goldman Sachs & Co. Mr. Sanchez-Dahl earned his M.B.A. from Columbia School of Business.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED INTERNATIONAL HIGH INCOME FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487762
         981487754
         981487747
GO_____ (3/99)





Statement of Additional Information



FEDERATED INTERNATIONAL HIGH INCOME FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International High Income Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











March __, 1999













                           Contents
                           How is the Fund Organized?
                           Securities in Which the Fund Invests
                           What Do Shares Cost?
                           How is the Fund Sold?
                           Subaccounting Services
                           Redemption in Kind
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                           Who is Federated Investors, Inc.?
                           Financial Information
                           Investment Ratings
                           Addresses
Cusip  981487697
         981487689
        981487671

00000000 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.


 -------------------------------------------------- --------------

 Securities                                             Fund

 Asset-Backed Securities                                  A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Borrowing                                                A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Convertible Securities                                   A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Debt Obligations                                         P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Derivative Contracts and Securities                      A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Foreign Currency Hedging Transactions                    A
 --------------------------------------------------
 -------------------------------------------------- --------------
  Foreign Currency Transactions
                                                          P
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Foreign Securities                                       P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Forward Commitments, When-Issued and Delayed             A
 Delivery Transactions
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Futures and Options Transactions                         A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Illiquid and Restricted Securities                       A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Lending of Portfolio Securities                          A
 --------------------------------------------------
 -------------------------------------------------- --------------
  Mortgage-Backed Securities
                                                          P
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Prime Commercial Paper                                   A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Repurchase Agreements                                    A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Reverse Repurchase Agreements                            A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Securities of Other Investment Companies                 A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 SWAP Transactions                                        A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Warrants                                                 A
 -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Non-Principal Investment Strategy

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

     Brady Bonds

     Brady bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady bonds. However, neither the U.S. government not the International Monetary Fund has guaranteed the repayment of any Brady Bond.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


     The following describes the types of fixed income securities in which the Fund invests.


     Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

     Collateralized Mortgage Obligations (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.


     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.


     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


     Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.


     Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.


     Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The Fund may but forward contracts which serve as a substitute for investment in certain foreign securities markets from which the Fund earns interest while potentially benefiting from exchange rate fluctuations. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: foreign currency, securities, securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     Buy call options on foreign currencies, securities, and securities indices and on futures contracts involving these items in anticipation of an increase in the value of the underlying asset.

     Buy put options on foreign currencies, securities, and securities indices, and on futures contracts involving these items in anticipation of a decrease in the value of the underlying asset.

     Write  covered  call  options  on  foreign  currencies,   securities,   and
securities indices and on futures contracts involving these items to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     Write secured put options on foreign currencies, securities, and securities indices and futures contracts involving these items (to generate income from premiums). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     Buy or write options to close out existing options positions.

     Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

         Currency Swaps

     Currency swap agreements provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

         Caps and Floors

     In these arrangements one party agrees to make payments only under specific circumstances, usually in return for payment of a fee by the other party.

Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions


     Repurchase Agreements Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

     Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


     Investment Ratings for Investment Grade Securities. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


     o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.



Liquidity Risks

     o Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also increase their price volatility.


     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


Sector Risks

     o A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


Leverage Risks

     o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

     o Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


INVESTMENT LIMITATIONS
Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.


     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfil the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charge that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or  post-purchase  disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



Amount                        Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of February __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________, _____________, __________ owned approximately ________ Class A Shares (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class B Shares (_____%);  ____________________,  _____________, __________ owned approximately ________ Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax..

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of February __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                          Aggregate         Total
Birthdate                                                                                     Compensation      Compensation From
Address                           Principal Occupations                                       From              Corporation and
Position With Corporation         for Past 5 Years                                            Corporation       Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                   $0   $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                                Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                              54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                                 companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                          in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                           Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                             54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                            companies
DIRECTOR                          Director, Member of Executive Committee, University of                        in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $1,558.76   $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                          Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                            54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                           companies
Realtors                          ventures in Southwest Florida; formerly: President,                           in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $1,416.84   $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                     Corporation and
175 Woodshire Drive                                                                                             29 other investment
Pittsburgh, PA                                                                                                  companies
DIRECTOR                                                                                                        in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;                $1,558.76   $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                               Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                              54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                                 companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                    in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;                $1,558.76   $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                         Corporation and
571 Hayward Mill Road             Inc.                                                                          54 other investment
Concord, MA                                                                                                     companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                         in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                              Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                            54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                              companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                           in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;                $1,558.76   $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                         Corporation and
Birthdate: June 18, 1924          Director Emeritus, Eat'N Park Restaurants, Inc.;                              54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                           companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                          in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                     Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                          54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                          companies
Palm Beach, FL                                                                                                  in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                        $0   $0 for the
Birthdate: April 10, 1945         Complex; Management Consultant.                                               Corporation and
80 South Road                                                                                                   25 other investment
Westhampton Beach, NY             Previous Positions: Chief Executive Officer, PBTC                             companies
DIRECTOR                          International Bank; Chief Financial Officer of Retail                         in the Fund Complex
                                  Banking Sector, Chase Mahattan Bank; Senior Vice
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hostra University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                                Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                         54 other investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                                in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                            Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                         54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                        companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                        in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous Positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $1,416.84   $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                               Corporation and
4905 Bayard Street                                                                                              54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                           companies
DIRECTOR                          Company of America; business owner.                                           in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                   $0   $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                        Corporation and 16
Federated Investors Tower         in the Federated Fund Complex; President and Director,                        other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                             companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                                 in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                          $0   $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                             Corporation and 1
Federated Investors Tower         President and Treasurer of some of the Funds in the                           other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                              companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                          Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                            $0   $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                             Corporation and 54
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                           other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                        companies in the
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                        Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                            $0   $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                                Corporation and 54
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                  other investment
1001 Liberty Avenue               management positions within Funds Financial Services                          companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                         Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                        $0   $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                          Corporation and 3
Federated Investors Tower       Vice President, Federated Investment Counseling,                              other investment
1001 Liberty Avenue             Federated Global Investment Management Corp.,                                 companies in the
Pittsburgh, PA                  Federated Advisers, Federated Management, Federated                           Fund Complex
CHIEF INVESTMENT OFFICER        Research, and Passport Research, Ltd.; Registered
                                Representative, Federated Securities Corp.; Vice
                                President, Federated Investors, Inc.; Formerly:
                                Executive Vice President, Federated Investment
                                Counseling Institutional Portfolio Management Services
                                Division; Chief Investment Officer/Manager,
                                International Equities, Brown Brothers Harriman & Co.;
                                Managing Director, BBH Investment Management Limited.
Drew J. Collins                 Drew J. Collins is Vice President  of the Corporation.                   $0   $0 for the
Birthdate:  December 19, 1956    Mr. Collins joined Federated Investors in 1995 as a                          Corporation and one
Federated Investors Tower       Senior Portfolio Manager and a Senior Vice President                          other investment
1001 Liberty Avenue             of the Fund's investment adviser.  Mr. Collins served                         company in the Fund
Pittsburgh, PA                  as Vice President/Portfolio Manager of international                          Complex
VICE PRESIDENT                  equity portfolios at Arnhold and Bleichroeder, Inc.
                                from 1994 to 1995.  He served as an Assistant Vice
                                President/Portfolio Manager for international equities
                                at the College Retirement Equities Fund from 1986 to
                                1994.  Mr. Collins is a Chartered Financial Analyst
                                and received his M.B.A. in finance from the Wharton
                                  School of The University of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1 998, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                        Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditors for the Fund.




FEES PAID BY THE FUND FOR SERVICES
For the Year ended November 30
                                         1998                     1997                     1996
Advisory Fee Earned                         $                 $272,638                   $7,908
Advisory Fee Reduction                      $                 $272,638                   $7,908
Brokerage Commissions                       $                   $8,081                     $202
Administrative Fee                          $                 $185,000                  $30,328
12b-1 Fee
   Class A Shares                           $                      N/A                      N/A
   Class B Share                            $                      N/A                      N/A
   Class C Shares                           $                      N/A                      N/A
Shareholder Services Fee
   Class A Shares                           $                      N/A                      N/A
   Class B Share                            $                      N/A                      N/A
   Class C Shares                           $                      N/A                      N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                5 Years        Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "emerging market region funds" category in advertising and sales literature.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


J.P. Morgan Non-Dollar Bond Index

     A total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Investments cannot be made in an index.


J.P. Morgan Emerging Market Bond Index

     Tracks total returns of external currency denominated debt instruments of the emerging markets: Brady Bonds, Loans, Eurobonds, and U.S. Dollar denominated local market instruments. The index is comprised of 14 emerging market countries.


J.P. Morgan Global (ex-U.S.) Government Index

     The  standard   unmanaged  foreign   securities  index  representing  major
government bond markets.


Lehman Brothers High Yield Index

     Covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service ("Moody's"), including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by Standard & Poor's Ratings Services ("S&P"); and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service, L.P. ("Fitch"). A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.


Value Line Mutual Fund Survey

     Published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.


Strategic Insight Mutual Fund Research and Consulting

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


Value Line Composite Index

     Consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.


Financial publications

     The Wall Street Journal,  Business Week,  Changing Times,  Financial World,
Forbes,   Fortune  and  Money  magazines,   among  others--provide   performance
statistics over specified time periods.

     Various publications and annual reports produced by the World Bank and its affiliates.

     Various publications from the International Bank for Reconstruction and Development.

     Various publications including, but not limited to, ratings agencies such as Moody's, Fitch, and S&P.

     Various publications from the Organization for Economic Cooperation and Development.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 279 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes.
Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated International High Income Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated international high income fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072











Prospectus



FEDERATED INTERNATIONAL SMALL COMPANY FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A mutual fund seeking long-term growth of capital by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                    Contents
                    Risk/Return Summary
                    What are the Fund's Fees and Expenses?
                    What are the Fund's Investment Strategies?
                    What are the Principal Securities in Which the Fund
                    Invests?
                    What are the Specific Risks of Investing in the Fund? What Do Shares Cost?
                    How is the Fund Sold?
                    How to Purchase Shares
                    How to Redeem and Exchange Shares
                    Account and Share Information
                    Who Manages the Fund?
                    Financial Information






march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. A small company might in some countries rank among the largest companies in terms of capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan and Western Europe.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o fluctuations in the exchange rate between the U.S. dollar and foreign currencies;
o fluctuations in the value of equity securities in foreign securities markets; and
o the smaller market capitalization of the companies in which the Fund invests, which may mean that the companies' stock is less liquid and subject to price volatility.

     An investment in the Fund involves additional risks such as risks of foreign investing and euro risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of the Fund as of the calendar year-end for each of 2 years. The `y' axis reflects the "% Total Return" beginning with "0.00" and increasing in increments of 5.00 up to30.00. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features 2 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund - Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998. The percentages noted are: 15.13% and 26.02%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 21.57% (quarter ended March 31, 1998). Its lowest quarterly return was -15.05% (quarter ended September 30, 1998).

Average Annual Total Return
                           Life of the Fund1      1 Year
Fund/Class A Shares        24.03%                 27.77%
Fund/Class B Shares        23.10%                 26.82%
Fund/Class C Shares        23.07%                 26.84%
FTMSC                      %                      22.36%
1  Since inception date of February 28, 1996.

     The Fund Compared to FT - Actuaries/S&P World Medium-Small Capital Index (FTMSC) for the calendar periods ending December 31, 1998.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to FTMSC, a broad-based market index. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED INTERNATIONAL SMALL COMPANY FUND

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                                         Class A   Class B  Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.50%    None     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or               0.00%    5.50%    1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a       None     None     None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None     None     None
Exchange Fee                                                                                      None     None     None

Annual Fund Operating Expenses(Before Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                    1.25%    1.25%    1.25%
Distribution (12b-1) Fee2                                                                         0.25%    0.75%    0.75%
Shareholder Services Fee                                                                          0.25%    0.25%    0.25%
Other Expenses                                                                                    0.70%    0.70%    0.70%
Total Annual Fund Operating Expenses                                                              2.20%    2.70%    2.70%
----------------------------------------------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.
   Waiver of Fund Expenses                                                                        0.25%      0.00%    0.00%
   Total Annual Fund Operating Expenses (after reimbursement)                                     1.95%     2.70%3    2.70%
----------------------------------------------------------------------------------------------------------------------------

     2 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended November 30, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

     3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





                              Share Class      1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $761       $1,200        $1,665        $2,945
Expenses assuming no redemption                  $761       $1,200        $1,665        $2,945
Class B Shares
Expenses assuming redemption                     $836       $1,267        $1,654        $2,912
Expenses assuming no redemption                  $273         $838        $1,430        $2,912
Class C Shares
Expenses assuming redemption                     $375         $838        $1,430        $3,032
 Expenses assuming no redemption                 $273         $838        $1,430        $3,032


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less. A small company. might in some countries rank among the largest companies in terms of capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser may invest the Fund's assets in any region of the world. It will invest in companies based in emerging markets, typically in the Far East, Latin America and Eastern Europe, as well as in firms operating in developed countries, such as those of Canada, Japan and Western Europe.


     In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets. The adviser evaluates the quality of each company's management, its market share, and the uniqueness of its product line. The adviser may also meet with company representatives, company suppliers, customers, or competitors. The adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.


     Companies may be grouped together in broad categories called business sectors. The adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.


     Similarly, the adviser may emphasize investment in a particular region or regions of the world from time to time when the growth potential of a region is attractive to the adviser.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, another country;

     o........the  principal  trading  market for its  securities  is in another country; or

     o........it (or its  subsidiaries)  derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are often denominated in foreign currencies.  Along with
the  risks  normally   associated  with  domestic  equity  securities,   foreign
securities are subject to currency risks and risks of foreign investing.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.


     Common Stocks


     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Interests in Other Limited Liability Companies


     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.


Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.


Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held or are closely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designate listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.





                                                            Maximum Sales Charge
                                                                             Contingent
                                 Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered                 Investment Amounts1        Charge2          Charge3
  Class A                        $1,500/$100                5.50%            0.00%
  Class B                        $1,500/$100                None             5.50%
  Class C                        $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase." See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares



                                                   Sales Charge as a               Sales Charge as a
Purchase Amount                                    Percentage of Public            Percentage of NAV
                                                   Offering Price
Less that $50,00                                   5.50%                           5.82%
$50,000 but less than $100,000                     4.50%                           4.71%
$100,000 but less than $250,000                    3.75%                           3.90%
$250,000 but less than $500,000                    2.50%                           2.56%
$500,000 but less than $1 million                  2.00%                           2.04%
$1 million or greater                              0.00%                           0.00%
$1 million or greater1                             0.00%                           0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or
- of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

     o within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

     o purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

     o if your redemption is a required retirement plan distribution;

     o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

     o Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?


     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

     o Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

     You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

     o you redeem 12% or less of your account value in a single year;

     o your account is at least one year old;

     o you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

     Tracy P. Stouffer has been the Fund's portfolio manager since its inception. Ms. Stouffer joined Federated Investors, Inc. in 1995 as a Vice President of the Fund's investment adviser. Ms. Stouffer served as Vice President/Portfolio Manager of international equity funds at Clariden Asset Management (NY) Inc. from 1988 to 1995. Ms. Stouffer is a Chartered Financial Analyst and received her M.B.A. in marketing from the University of Western Ontario, Canada.


     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


     Leonardo Vila is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. He joined Federated in 1995 and has been an Assistant Vice President of the Fund's adviser since January 1998. Mr. Vila earned his M.B.A. from St. John's University.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED INTERNATIONAL SMALL COMPANY FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487838
         981487820
         981487812
GO_____ (3/99)





Statement of Additional Information



FEDERATED INTERNATIONAL SMALL COMPANY FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated International Small Company Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











march __, 1999













                  Contents
                  How is the Fund Organized?
                  Securities in Which the Fund Invests
                  What Do Shares Cost?
                  How is the Fund Sold?
                  Subaccounting Services
                  Redemption in Kind
                  Account and Share Information
                  Tax Information
                  Who Manages and Provides Services to the Fund?
                  How Does the Fund Measure Performance?
                  Who is Federated Investors, Inc.?
                  Financial Information
                  Investment Ratings
                  Addresses
Cusip  981487697
         981487689
        981487671

00000000 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.


 -------------------------------------------------- --------------

 Securities                                             Fund
 -------------------------------------------------- --------------

 American Depositary Receipts                             A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Borrowing                                                A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Common Stock                                             A
 -------------------------------------------------- --------------
 --------------------------------------------------

 Common Stock of Foreign Companies                        P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Convertible Securities                                   A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Debt Obligations                                         A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Derivative Contracts and Securities                      A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 European Depositary Receipts                             A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Foreign Currency Hedging Transactions                    A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Foreign Currency Transactions                            P
 --------------------------------------------------
 -------------------------------------------------- --------------
  Foreign Securities
                                                          P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Forward Commitments, When-Issued and Delayed             A
 Delivery Transactions
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Futures and Options Transactions                         A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Global Depositary Receipts                               A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Illiquid and Restricted Securities                       A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Lending of Portfolio Securities                          A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Preferred Stocks                                         A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Repurchase Agreements                                    A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Reverse Repurchase Agreements                            A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Securities of Other Investment Companies                 A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 SWAP Transactions                                        A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 U.S. Government Securities                               A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Warrants                                                 A
 -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Non-Principal Investment Strategy

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.


     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

         Currency Swaps

     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

         Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


     Investment Ratings for Investment Grade Securities. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

     INVESTMENT RISKS There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.


Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.


Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held or are closely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.


Sector Risks

     o Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


INVESTMENT LIMITATIONS
Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indices or currencies.

Investing in Real Estate

     The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, as amended, or exempted by the SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Options

     The Fund will not purchase put or call options on securities or futures contracts, if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


     The fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the fund expects to lend not more than 5% of its total assets in the coming fiscal year.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfil the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charge that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o        trusts, pension or profit-sharing plans for these individuals.


Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or  post-purchase  disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


     VOTING RIGHTS Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of February __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________, _____________, __________ owned approximately ________ Class A Shares (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class B Shares (_____%);  ____________________,  _____________, __________ owned approximately ________ Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of February __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






Name                                                                                          Aggregate       Total
Birthdate                                                                                     Compensation    Compensation From
Address                           Principal Occupations                                       From            Corporation and
Position With Corporation         for Past 5 Years                                            Corporation     Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                   $0 $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                              Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                            54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                               companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                        in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                         Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                           54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                          companies
DIRECTOR                          Director, Member of Executive Committee, University of                      in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                        Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                          54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                         companies
Realtors                          ventures in Southwest Florida; formerly: President,                         in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $1,416.84 $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                   Corporation and
175 Woodshire Drive                                                                                           29 other investment
Pittsburgh, PA                                                                                                companies
DIRECTOR                                                                                                      in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                             Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                            54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                               companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                  in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                       Corporation and
571 Hayward Mill Road             Inc.                                                                        54 other investment
Concord, MA                                                                                                   companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                       in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                            Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                          54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                            companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                         in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                       Corporation and
Birthdate: June 18, 1924          Director Emeritus, Eat'N Park Restaurants, Inc.;                            54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                         companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                        in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                   Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                        54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                        companies
Palm Beach, FL                                                                                                in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                        $0 $0 for the
Birthdate: April 10, 1945         Complex; Management Consultant.                                             Corporation and
80 South Road                                                                                                 25 other investment
Westhampton Beach, NY             Previous Positions: Chief Executive Officer, PBTC                           companies
DIRECTOR                          International Bank; Chief Financial Officer of Retail                       in the Fund Complex
                                  Banking Sector, Chase Mahattan Bank; Senior Vice
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hostra University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                              Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                       54 other investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                              in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                          Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                       54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                      companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                      in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous Positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                             Corporation and
4905 Bayard Street                                                                                            54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                         companies
DIRECTOR                          Company of America; business owner.                                         in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                   $0 $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                      Corporation and 16
Federated Investors Tower         in the Federated Fund Complex; President and Director,                      other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                           companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                               in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                          $0 $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                           Corporation and 1
Federated Investors Tower         President and Treasurer of some of the Funds in the                         other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                            companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                        Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                            $0 $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                           Corporation and 54
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                         other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                      companies in the
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                      Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                            $0 $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                              Corporation and 54
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                other investment
1001 Liberty Avenue               management positions within Funds Financial Services                        companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                       Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                        $0 $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                        Corporation and 3
Federated Investors Tower         Vice President, Federated Investment Counseling,                            other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                               companies in the
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                         Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                   Drew J. Collins has been the Fund's portfolio manager                    $0 $0 for the
Birthdate:  December 19, 1956     since inception. He is Vice President  of the                               Corporation and one
Federated Investors Tower         Corporation.  Mr. Collins joined Federated Investors                        other investment
1001 Liberty Avenue               in 1995 as a Senior Portfolio Manager and a Senior                          company in the Fund
Pittsburgh, PA                    Vice President of the Fund's investment adviser.  Mr.                       Complex
VICE PRESIDENT                    Collins served as Vice President/Portfolio Manager of
                                  international equity portfolios at Arnhold and
                                  Bleichroeder, Inc. from 1994 to 1995.  He served as an
                                  Assistant Vice President/Portfolio Manager for
                                  international equities at the College Retirement
                                  Equities Fund from 1986 to 1994.  Mr. Collins is a
                                  Chartered Financial Analyst and received his M.B.A. in
                                  finance from the Wharton School of The University of
                                  Pennsylvania.


     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Corporation.


INVESTMENT ADVISER

The Adviser conducts in
vestment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30, 1998, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditors for the Fund.



FEES PAID BY THE FUND FOR SERVICES
For the Year ended November 30
                                                1998                     1997                     1996
Advisory Fee Earned                                $               $1,677,789                 $131,036
Advisory Fee Reduction                             $                 $231,231                 $131,036
Brokerage Commissions                              $               $3,378,511                 $325,108
Administrative Fee                                 $                 $185,588                 $141,023
12b-1 Fee
   Class A Shares                                  $                      N/A                      N/A
   Class B Share                                   $                      N/A                      N/A
   Class C Shares                                  $                      N/A                      N/A
Shareholder Services Fee
   Class A Shares                                  $                      N/A                      N/A
   Class B Share                                   $                      N/A                      N/A
   Class C Shares                                  $                      N/A                      N/A


     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                5 Years       Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.


Morgan Stanley Capital International Latin America Emerging Market Indices

     Includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.


Lehman Brothers High Yield Index

     Covers the universe of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.


Bear Stearns Foreign Bond Index

     Provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.


Ibbotson Associates International Bond Index

     Provides a detailed breakdown of local market and currency returns since 1960.


CDA/Wiesenberger Investment Company Services

     Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

     Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


CNBC
Financial News Composite Index.


Financial Times Actuaries Indices

     Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


International Finance Corporation (IFC) Emerging Markets Data Base

     Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.


International Financial Statistics
Produced by the International Monetary Fund.


Salomon Brothers Global Telecommunications Index

     Composed of telecommunications companies in the developing and emerging countries.


     Composed of telecommunications companies in the developing and emerging countries. Wilshire Associates An on-line database for international financial and economic data including performance measures for a wide range of securities.


World Bank

     Various publications and annual reports produced by the World Bank and its affiliates.


The World Bank Publication of Trends in Developing Countries (TIDE)

     TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


Wilshire Associates

     An on-line database for international financial and economic data including performance measures for a wide range of securities.

Financial publications

     The Wall Street Journal,  Business Week,  Changing Times,  Financial World,
Forbes,   Fortune  and  Money  magazines,   among  others--provide   performance
statistics over specified time periods.

     Various publications from the International Bank for Reconstruction and Development.

     Various publications from the Organization for Economic Cooperation and Development.

     Various publications including, but not limited to, ratings agencies such as Moody's, Firch and S&P.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 279 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated International Small Company Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o Leading market positions in well established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated international small company fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072






Prospectus



FEDERATED LATIN AMERICAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A mutual fund seeking high-term growth of capital by investing primarily in equity securities of Latin American companies.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







              Contents
              Risk/Return Summary
              What are the Fund's Fees and Expenses?
              What are the Fund's Investment Strategies?
              What are the Principal Securities in Which the Fund
              Invests?
              What are the Specific Risks of Investing in the Fund? What do Shares Cost?
              How is the Fund Sold?
              How to Purchase Shares
              How to Redeem and Exchange Shares
              Account and Share Information
              Who Manages the Fund?
              Financial Information




   march __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of Latin American companies. Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. The adviser intends to focus its investments in the most developed capital markets of Latin America.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o investing in smaller, developing capital markets in Latin American countries,

     o fluctuations in the value of equity securities in foreign securities markets, and

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

     An investment in the Fund involves additional risks such as risks of foreign investing and regional risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table
|        Federated Latin American Growth Fund

     [The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Latin American Growth Fund as of the calendar year-end for each of two years. The `y' axis reflects the "% Total Return" beginning with "-50.00%" and increasing in increments of 10.00% up to 30.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top or bottom of each respective bar, for the calendar years 1997 through1998. The percentages noted are 21.43% and -40.90%, respectively.]

     The bar chart shows the variability of the Fund's Class A Shares total returns on a year-end basis. The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

     Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.31% (quarter ended June 30, 1997). Its lowest quarterly return was -30.13% (quarter ended September 30, 1998).

Average Annual Total Return
Calendar Period            Class A   Class B       Class C          MSCI-LAF
1 Year                    -40.90%   -41.48%       -41.40%                 %
Life of the Fund1          -5.21%    -6.03%        -5.98%                 %

     1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996. The table shows the Fund's Class A, Class B and Class C Shares average annual total returns compared to the Morgan Stanley Capital International Latin American-Free Index (MSCI-LAF), for the calendar periods ending December 31, 1998. The MSCI-LAF is a market-value weighted average of the performance of securities in the Latin-American region.

     Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated latin american growth fund

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                          Class A  Class B   Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    5.50%    None      None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       0.00%    5.50%     1.00%
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None     None      None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None     None      None
Exchange Fee                                                                     None     None      None

Annual Fund Operating Expenses (Before Reimbursements/Waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee(2)                                                                1.25%    1.25%     1.25%
Distribution (12b-1) Fee(3)                                                      0.25%    0.75%     0.75%
Shareholder Services Fee                                                         0.25%    0.25%     0.25%
Other Expenses(4)                                                                2.95%    2.95%     2.95%
Total Annual Fund Operating Expenses                                             4.45%    4.95%(5)  4.95%

1 Although not contractually obligated to do so, the adviser will waive and distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund would actually pay for the fiscal year ending November 30, 1998.

   Reimbursements/Waivers of Fund Expenses                                       2.45%    2.20%     2.20%
   Total Actual Annual Fund Operating Expenses (after reimbursements/waivers)    2.00%    2.75%     2.75%

     2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

     3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

     4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 2.00% for the year ended November 30, 1998.

     5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements/waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class                                    1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $972       $1,822        $2,682        $4,873
Expenses assuming no redemption                  $972       $1,822        $2,682        $4,873
Class B Shares
Expenses assuming redemption                   $1,045       $1,887        $2,679        $4,866
Expenses assuming no redemption                  $495       $1,486        $2,478        $4,866
Class C Shares
Expenses assuming redemption                     $595       $1,486        $2,478        $4,962
Expenses assuming no redemption                  $495       $1,486        $2,478        $4,962

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of Latin American companies. Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. The adviser intends to focus its investments in the most developed capital markets of Latin America.

     In selecting countries in which to invest, the adviser reviews the country's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The adviser generally follows the country composition of the Morgan Stanley Latin America Free Index in selecting the weightings of countries contained in the portfolio. The adviser then analyzes companies located in each particular country.

     In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets. The adviser evaluates the quality of each company's management, its market share in domestic and export markets, and the uniqueness of its product line. The adviser may also meet with company representatives, company suppliers, customers, or competitors. Based on this information, the adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Latin American Securities
The Fund considers an issuer to be a Latin American company if:

     o........it  is  organized  under  the laws of, or has a  principal  office located in, a Latin American country;

     o the principal  trading market for its securities is in a Latin  American;
or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in a Latin American country.

     Latin American securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign securities are subject to currency risks and risks of foreign investing.


Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Regional Risks

     o Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin America countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

     o Although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

     o The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product and the rate of inflation. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation and high interest rates.


Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.


Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designation listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                 Maximum Sales Charge
                                                                  Contingent
                      Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered      Investment Amounts1        Charge2          Charge3
  Class A             $1,500/$100                5.50%            0.00%
  Class B             $1,500/$100                None             5.50%
   Class C            $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more should be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares



                                                   Sales Charge as a               Sales Charge as a
Purchase Amount                                    Percentage of Public            Percentage of NAV
                                                   Offering Price
Less than $50,000                                  5.50%                           5.82%
$50,000 but less than $100,000                     4.50%                           4.71%
$100,000 but less than $250,000                    3.75%                           3.90%
$250,000 but less than $500,000                    2.50%                           2.56%
$500,000 but less than $1 million                  2.00%                           2.04%
$1 million or greater1                             0.00%                           0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

     o combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:
o        purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the original shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

     o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

     Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated Investors in 1995 as a Vice President of the Fund's investment adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. He served as an International Equities Analyst and then as an Assistant Portfolio Manager at the College Retirement Equities Fund between 1987 and 1994. Mr. de Bethmann received his M.B.A. in Finance from Duke University.


     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

     Arminda Aviles is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Ms. Aviles joined Federated in September 1998. She served as a Latin America Equities Investment Officer with Brown Brothers Harriman & Company from 1997 to August 1998 and as an Assistant Trade Analyst-Foreign Exchange Desk with the Federal Reserve Bank during 1995 and 1996. Ms. Aviles earned her Master of International Affairs from Columbia University.

     The Adviser and other subsidiaries of Federated advise approximately 200 mutual funds and separate accounts, which total more than $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.10% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


     Year 2000 Readiness The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED LATIN AMERICAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


class a shares
class b shares
class c shares

     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487796
      981487788
      981487770

G01471-02 (3/99)





Statement of Additional Information



FEDERATED LATIN AMERICAN GROWTH FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Latin American Growth Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.





   march __, 1999







                             Contents
                             How is the Fund Organized?
                             Securities in Which the Fund Invests
                             What do Shares Cost?
                             How is the Fund Sold?
                             Subaccounting Services
                             Redemption in Kind
                             Account and Share Information
                             Tax Information
                             Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                             Who is Federated Investors, Inc.?
                             Financial Information
                             Investment Ratings
                             Addresses
Cusip 981487796
      981487788
      981487770

G01471-03 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.

 -------------------------------------------------- --------------

 Securities                                             Fund
 -------------------------------------------------- --------------

 American Depositary Receipts                             P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Borrowing                                                A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Common Stock                                             P
 --------------------------------------------------
 -------------------------------------------------- --------------

 Common Stock of Foreign Companies                        P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Convertible Securities                                   A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Debt Obligations                                         A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Derivative Contracts and Securities                      A
 --------------------------------------------------
 -------------------------------------------------- --------------

 European Depositary Receipts                             P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Foreign Currency Hedging Transactions                    A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Foreign Currency Transactions                            P
 --------------------------------------------------
 -------------------------------------------------- --------------

 Foreign Securities                                       P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Forward Commitments, When-Issued and Delayed             A
 Delivery Transactions
 --------------------------------------------------
 -------------------------------------------------- --------------

 Futures and Options Transactions                         A
 -------------------------------------------------- --------------
 --------------------------------------------------
  Global Depositary Receipts
                                                          P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Illiquid and Restricted Securities                       A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Lending of Portfolio Securities                          A
 --------------------------------------------------
 -------------------------------------------------- --------------

 Preferred Stocks                                         P
 -------------------------------------------------- --------------
 --------------------------------------------------

 Repurchase Agreements                                    A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Reverse Repurchase Agreements                            A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Securities of Other Investment Companies                 A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 SWAP Transactions                                        A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 U.S. Government Securities                               A
 -------------------------------------------------- --------------
 -------------------------------------------------- --------------

 Warrants                                                 A
 -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


     Brady Bonds

     Brady bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady bonds. However, neither the U.S. government not the International Monetary Fund has guaranteed the repayment of any Brady Bond.


     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


         Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:


         Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


         Currency Swaps

     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


         Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


Investment Ratings for Investment Grade Securities

     The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


INVESTMENT LIMITATIONS
Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o        trusts, pension or profit-sharing plans for these individuals.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the  post-purchase  death or disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of March __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

     ____________________,   _____________,   __________   owned   approximately
________   Class  A  Shares   (_____%);   ____________________,   _____________,
__________   owned    approximately    ________   Class   B   Shares   (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of March __, 1999, the Fund's Board and Officers as a group owned approximately ___% [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                          Aggregate        Total
Birthdate                                                                                     Compensation     Compensation From
Address                           Principal Occupations                                       From             Corporation and
Position With Corporation         for Past 5 Years                                            Corporation      Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                   $0  $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                               Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                                companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                         in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                          Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                            54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
DIRECTOR                          Director, Member of Executive Committee, University of                       in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                         Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                           54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                          companies
Realtors                          ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $1,416.84  $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                    Corporation and
175 Woodshire Drive                                                                                            29 other investment
Pittsburgh, PA                                                                                                 companies
DIRECTOR                                                                                                       in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                              Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                             54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                                companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                   in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                        Corporation and
571 Hayward Mill Road             Inc.                                                                         54 other investment
Concord, MA                                                                                                    companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                        in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                           54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                        Corporation and
Birthdate: June 18, 1924          Director ,Emeritus, Eat'N Park Restaurants, Inc.;                            54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                          companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                         in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                    Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                         54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                 in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.        Director or Trustee of some of the Federated Funds;                      $0  $0 for the
Birthdate: April 10, 1945         Managment Consultant.                                                        Corporation and
80 South Road                                                                                                  25  other
Westhampton Beach, NY             Retired: Chief Executive Officer, PBTC International                         investment
DIRECTOR                          Bank; Chief Financial Officer of Retail Banking                              companies
                                  Sector, Chase Mahattan Bank; Senior Vice President,                          in the Fund Complex
                                  Marine Midland Bank; Vice President, Citibank;
                                  Assistant Professor of Banking and Finance, Frank G.
                                  Zarb School of Business, Hofstra University.
John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                               Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                        54 other investment
President, Duquesne University                                                                                 companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                               in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                           Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                        54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                       companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                       in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.
                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Corporation and
4905 Bayard Street                                                                                             54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                          companies
DIRECTOR                          Company of America; business owner.                                          in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                   $0  $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                       Corporation and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                       16 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                            companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                                in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                          $0  $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                            Corporation and
Federated Investors Tower         President and Treasurer of some of the Funds in the                          1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                             companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                         in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                            $0  $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                            Corporation and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                          54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                       companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                       in the Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                            $0  $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                               Corporation and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                 54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                         companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                        in the Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                        $0  $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                         Corporation and
Federated Investors Tower         Vice President, Federated Investment Counseling,                             3 other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                                companies
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                          in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                    Drew J. Collins has been some of the Fund's portfolio                   $0  $0 for the
Birthdate:  December 19, 1956      manager since inception. He is Vice President  of the                       Corporation and
Federated Investors Tower          Corporation.  Mr. Collins joined Federated Investors                        1 other investment
1001 Liberty Avenue                in 1995 as a Senior Portfolio Manager and a Senior                          company
Pittsburgh, PA                     Vice President of the Fund's investment adviser.  Mr.                       in the Fund Complex
VICE PRESIDENT                     Collins served as Vice President/Portfolio Manager of
                                   international equity portfolios at Arnhold and
                                   Bleichroeder, Inc. from 1994 to 1995.  He served as
                                   an Assistant Vice President/Portfolio Manager for
                                   international equities at the College Retirement
                                   Equities Fund from 1986 to 1994.  Mr. Collins is a
                                   Chartered Financial Analyst and received his M.B.A.
                                   in finance from the Wharton School of The University
                                   of Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30,1998, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditor for the Fund.



FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30                               1998                     1997                     1996
Advisory Fee Earned                                             $                 $240,269                  $54,798
Advisory Fee Reduction                                          $                 $240,269                  $52,073
Brokerage Commissions                                           $                 $154,017                  $26,393
Administrative Fee                                              $                 $185,000                 $140,012
12b-1 Fee
   Class A Shares                                               $                      N/A                      N/A
   Class B Share                                                $                      N/A                      N/A
   Class C Shares                                               $                      N/A                      N/A
Shareholder Services Fee
   Class A Shares                                               $                      N/A                      N/A
   Class B Share                                                $                      N/A                      N/A
   Class C Shares                                               $                      N/A                      N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                5 Years       Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "Latin American region funds" category in advertising and sales literature.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia, and the Far East.


Morgan Stanley Capital International Latin America Emerging Market Indices

     Includes the Morgan Stanley Emerging Markets Free Latin America Index (which excludes Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.


Ibbotson Associates International Bond Index

Provides a detailed breakdown of local market and currency returns since 1960.


Bear Stearns Foreign Bond Index

     Provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


CDA/Wiesenberger Investment Company Services

     Mutual fund rankings and data that ranks and/or compares mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors.


Financial Times Actuaries Indices

     Includes the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


Financial publications

     The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others -- provide performance statistics over specified time periods.


Dow Jones Industrial Average (DJIA)

     Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.


CNBC/Financial News Composite Index.

The World Bank Publication of Trends in Developing Countries (TIDE)

     TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


Salomon Brothers Global Telecommunications Index

     Composed of telecommunications companies in the developing and emerging countries.


Datastream, InterSec, FactSet, Ibbotson Associates, and Worldscope

     Database retrieval services for information including, but not limited to, international financial and economic data.


International Financial Statistics
Produced by the International Monetary Fund.


World Bank

     Various publications and annual reports produced by the World Bank and its affiliates.


International Bank for Reconstruction and Development
Various publications.


Moody's Investors Service, Inc., Fitch IBCA, Inc. and Standard & Poor's Various publications


Wilshire Associates

     An on-line database for international financial and economic data including performance measures for a wide range of securities.


International Finance Corporation (IFC) Emerging Markets Data Base

     Provides detailed statistics on stock and bond markets in developing countries, including IFC market indices.


Organization for Economic Cooperation and Development (OECD)
Various publications.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by makin g structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

     Municipal Funds In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.



Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated Latin American Growth Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated latin american growth fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072








Prospectus



FEDERATED WORLD UTILITY FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A mutual fund seeking total return by investing in securities issued by domestic and foreign companies in the utilities industries.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                    Contents
                    Risk/Return Summary
                    What are the Fund's Fees and Expenses?
                    What are the Fund's Investment Strategies?
                    What are the Principal Securities in Which the Fund
                    Invests?
                    What are the Specific Risks of Investing in the Fund? What Do Shares Cost?
                    How is the Fund Sold?
                    How to Purchase Shares
                    How to Redeem and Exchange Shares
                    Account and Share Information
                    Who Manages the Fund?
                    Financial Information






March __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities and (2) income received from its portfolio securities. The Fund expects that changes in the market value of its portfolio securities will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. The Fund invests primarily, but not exclusively, in equity securities of utility companies which are represented in the Financial Times/S&P World Utility Index, an index of 175 global utility companies.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o the possibility that the utilities sector may underperform other sectors or the market as a whole;

     o fluctuations in the value of equity securities in domestic and foreign securities markets, and

     o fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

     An investment in the Fund involves additional risks such as risks of foreign investing

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of the Fund as of the calendar year-end for each of 4 years. The `y' axis reflects the "% Total Return" beginning with "0.00" and increasing in increments of 5.00 up to 25.00. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998 The light gray shaded chart features 4 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund - Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through1998. The percentages noted are:23.46%, 17.64%, 21.11% and 23.69%. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Within the period shown in the Chart, the Fund's highest quarterly return was 14.26% (quarter ended
December 31, 1998). Its lowest quarterly return was-4.54% (quarter ended September 30, 1998).

Average Annual Total Return
                           Life of the Fund1      1 Year
Fund/Class A Shares        16.95%                 23.69%
Fund/Class B Shares        20.04%                 22.79%
Fund/Class C Shares        20.00%                 22.77%
S&P 500                    %                      33.36%
FTGU                       %                      %
LUFA                       %                      %

     1 Since inception date of April 22, 1994 for Class A Shares and July 27, 1995 for Class B and C Shares. The Fund Compared to S&P 500, the FT Actuaries/S&P Global Utility Index (FTGU) and the Lipper Utility Funds Average
(LUFA) for the calendar periods ending December 31, 1998. The table shows how the Fund's performance compares to an index of funds with similar investment objectives.

     The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's total returns averaged over a period of years relative to the S&P 500 and FTGU, broad-based market indices and LUFA, an average of funds with similar investment objectives. While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED WORLD UTILITY FUND

     Fees and Expenses
  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.



Shareholder Fees
Fees Paid Directly From Your Investment                                                         Class A   Class B  Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.50%    None     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or               0.00%    5.50%    1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a       None     None     None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None     None     None
Exchange Fee                                                                                      None     None     None

Annual Fund Operating Expenses(Before Reimbursement and Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                   1.00%    1.00%    1.00%
Distribution (12b-1) Fee                                                                          None     0.75%    0.75%
Shareholder Services Fee                                                                          0.25%    0.25%    0.25%
Other Expenses3                                                                                   1.32%    1.32%    1.32%
Total Annual Fund Operating Expenses                                                              2.32%    3.07%    3.07%
----------------------------------------------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.
   Reimbursement and Waiver of Fund Expenses                                                      0.80%      0.80%    0.80%
   Total Annual Fund Operating Expenses (after reimbursement)                                     1.52%     2.27%4    2.27%
----------------------------------------------------------------------------------------------------------------------------

     2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the year ended November 30, 1998.

     3 The adviser voluntarily reimbursed certain operating expenses of the Fund. This adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 1.22% for the year ended November 30, 1998.

     4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                              Share Class      1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $772       $1,235        $1,722        $3,060
Expenses assuming no redemption                  $772       $1,235        $1,722        $3,060
Class B Shares
Expenses assuming redemption                     $871       $1,372        $1,831        $3,209
Expenses assuming no redemption                  $310         $948        $1,611        $3,209
Class C Shares
Expenses assuming redemption                     $412         $948        $1,611        $3,383
 Expenses assuming no redemption                 $310         $948        $1,611        $3,383


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. The Fund invests primarily in equity securities of utility companies which are represented in the Financial Times/S&P World Utility Index (Index), an index of 175 global utility stocks, including stocks issued by companies located in emerging market countries.

     The adviser uses a quantitative process to rate the future performance potential of the 175 utility companies in the Index as well as utility companies not represented in the Index. The adviser evaluates each company's earnings relative to its current valuation to narrow the list of attractive companies. The adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of these companies. In implementing this strategy, the adviser will invest in emerging market countries. Using this type of fundamental analysis, the adviser selects the most promising companies for the Fund's portfolio.


Industry Concentration

     The Fund may invest 25% or more of its assets in securities of issuers in the utilities industry.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Equity Securities


     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.


     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject currency risks and risks of foreign investing.


     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Sector Risks

     o Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in utility companies, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a global increase in the cost of natural resources used by utility companies would reduce the value of financial service companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the utility sector.

Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments. Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designate listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                              Maximum Sales Charge
                                                               Contingent
                   Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered   Investment Amounts1        Charge2          Charge3
  Class A          $1,500/$100                5.50%            0.00%
  Class B          $1,500/$100                None             5.50%
  Class C          $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3        See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares



                                           Sales Charge as a          Sales Charge as a
Purchase Amount                            Percentage of Public       Percentage of NAV
                                           Offering Price

Less than $50,000                          5.50%                      5.82%
$50,000 but less than $100,000             4.50%                      4.71%
$100,000 but less than $250,000            3.75%                      3.90%
$250,000 but less than $500,000            2.50%                      2.56%
$500,000 but less than $1 million          2.00%                      2.04%
$1 million or greater1                     0.00%                      0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

o        combining concurrent purchases of Shares:

-        by you, your spouse, and your children under age 21; or

     - of the same share class of two or more Federated Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o        within 120 days of redeeming Shares of an equal or lesser amount;

     o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a Federated Life Member (Class A Shares only) and their immediate family members; or

     o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:
o        purchased with reinvested dividends or capital gains;

     o purchased within 120 days of redeeming Shares of an equal or lesser amount;

     o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

     o purchased through investment professionals that did not receive advanced sales payments; or

     o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o        if your redemption is a required retirement plan distribution;

o        upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

     o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

     o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

     You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

     o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:

     o your redemption will be sent to an address other than the address of record;

     o your redemption will be sent to an address of record that was changed within the last thirty days;

     o a redemption is payable to someone other than the shareholder(s) of record; or

     o  if  exchanging   (transferring)  into  another  fund  with  a  different
shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

     o an electronic transfer to your account at a financial institution that is an ACH member; or

     o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


     SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

     Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:


     Richard J. Lazarchic has been a portfolio manager of the Fund since its inception. Mr. Lazarchic joined Federated Investors, Inc. in March 1998 as a Vice President. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.


     Drew J. Collins has been the Fund's portfolio manager since its inception . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


     Richard Winkowski is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Winkowski joined Federated in April 1998; he served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998 and as a Portfolio Manager Assistant with American Express Financial Corp. from January 1995 through September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.


     Peter Thoms is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Thoms joined Federated in July 1998. He earned his M.B.A. from the University of Virginia.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED WORLD UTILITY FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487762
         981487754
         981487747
GO_____ (3/99)








Statement of Additional Information



FEDERATED WORLD UTILITY FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated World Utility Fund
(Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











March __, 1999













               Contents
               How is the Fund Organized?
               Securities in Which the Fund Invests
               What Do Shares Cost?
               How is the Fund Sold?
               Subaccounting Services
               Redemption in Kind
               Account and Share Information
               Tax Information
               Who Manages and Provides Services to the Fund?
               How Does the Fund Measure Performance?
               Who is Federated Investors, Inc.?
               Financial Information
               Investment Ratings
               Addresses
Cusip  981487697
         981487689
        981487671

00000000 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares. The Fund previously offered another class of share, Class F Shares. On February __, 1999, shareholders of Class F Shares approved merging their shares into Class A Shares of the Fund.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.


     -------------------------------------------------- --------------

     Securities                                             Fund
     -------------------------------------------------- --------------

     American Depositary Receipts                             A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Borrowing                                                A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Common Stock                                             P
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Common Stock of Foreign Companies                        P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Convertible Securities                                   A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Debt Obligations                                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Derivative Contracts and Securities                      A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     European Depositary Receipts                             A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Foreign Currency Hedging Transactions                    A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Foreign Currency Transactions                            P
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Foreign Securities                                       P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Forward Commitments, When-Issued and Delayed             A
     Delivery Transactions
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Futures and Options Transactions                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Global Depositary Receipts                               A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Illiquid and Restricted Securities                       A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Lending of Portfolio Securities                          A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Preferred Stocks                                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Prime Commercial Paper                                   A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Repurchase Agreements                                    A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Reverse Repurchase Agreements                            A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Securities of Other Investment Companies                 A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     SWAP Transactions                                        A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     U.S. Government Securities                               A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Warrants                                                 A
     -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES
Non-Principal Investment Strategy

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

     Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

     Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

     Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     Interests in Other Limited Liability Companies

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

     Real Estate Investment Trusts (REITs)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

     Warrants

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


     Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment.~ For example, higher ranking (senior) debt securities have a higher priority ~ than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts.


     Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell foreign currency futures contracts.


     Options

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. The Fund may write covered call options and secured put options on up to 25% of its net assets and may purchase put and call options provided that no more than 5% of the fair market value of its net assets may be invested in premiums on such options.

     The Fund may write covered call options on all or any portion of its potfolio to generate income from premiums. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.


     Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Special Transactions

     Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.


     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     Delayed Delivery Transactions

     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

     Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


     Investment Ratings for Investment Grade Securities. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.


Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Sector Risks

     o Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in utility companies, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a global increase in the cost of natural resources used by utility companies would reduce the value of financial service companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the utility sector.

Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments. Emerging Market Risks

     o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

     o Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union
          (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Liquidity Risks

     o Trading opportunities are more limited for equity securities that are not widely held or are issued by companies located in emerging markets. This may make feature makes may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their greater price volatility.

     o Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


     Leverage Risks o Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

     Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


INVESTMENT LIMITATIONS
Lending Cash or Securities

     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.

Diversification of Investments

     With respect to 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, and the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

Concentration of Investments

     The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in one industry, except the utilities industry.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings exceeding 5% of the value of its total assets are outstanding.

Pledging Securities

     The Fund will not mortgage, pledge, or hypothecate securities, except when necessary for permissible borrowings. In those cases, it may pledge assets having a value of 15% of its assets taken at cost.

Buying on Margin

     The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Underwriting

     The Fund will not underwrite or participate in the marketing of securities of other issuers, except as it may be deemed to be an underwriter under federal securities law in connection with the disposition of its portfolio securities.

Investing in Real Estate

     The Fund will not invest in real estate or real estate limited partnerships, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Investing in Commodities

     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Fund may purchase or sell forward contracts with respect to foreign securities or currencies.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for purpose of exercising control or management.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Directors to be liquid, and repurchase agreements with maturities longer than seven days after notice.

Puts and Calls

     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and individual profits in excess of $100,000,000 at the time of investment to be "cash items."

     The Fund does not intend to borrow money, pledge securities, or invest in securities of other investment companies in excess of 5% of the value of its total assets during the coming fiscal year.


     The Fund reserves the right to convert to a master/feeder arrangement. The Fund's portfolio may, notwithstanding any investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfil the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charge that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o        trusts, pension or profit-sharing plans for these individuals.


Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

     o    representing   minimum  required   distributions  from  an  Individual
          Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

     As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of February __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________, _____________, __________ owned approximately ________ Class A Shares (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class B Shares (_____%);  ____________________,  _____________, __________ owned approximately ________ Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of February __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                          Aggregate           Total
Birthdate                                                                                     Compensation        Compensation From
Address                           Principal Occupations                                       From                Corporation and
Position With Corporation         for Past 5 Years                                            Corporation         Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                   $0  $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                               Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                                companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                         in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                          Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                            54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
DIRECTOR                          Director, Member of Executive Committee, University of                       in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                         Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                           54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                          companies
Realtors                          ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $1,416.84  $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                    Corporation and
175 Woodshire Drive                                                                                            29 other investment
Pittsburgh, PA                                                                                                 companies
DIRECTOR                                                                                                       in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                              Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                             54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                                companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                   in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                        Corporation and
571 Hayward Mill Road             Inc.                                                                         54 other investment
Concord, MA                                                                                                    companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                        in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                           54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;                $1,558.76  $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                        Corporation and
Birthdate: June 18, 1924          Director Emeritus, Eat'N Park Restaurants, Inc.;                             54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                          companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                         in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                    Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                         54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                 in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                        $0  $0 for the
Birthdate: April 10, 1945         Complex; Management Consultant.                                              Corporation and
80 South Road                                                                                                  25 other investment
Westhampton Beach, NY             Previous Positions: Chief Executive Officer, PBTC                            companies
DIRECTOR                          International Bank; Chief Financial Officer of Retail                        in the Fund Complex
                                  Banking Sector, Chase Mahattan Bank; Senior Vice
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hostra University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                               Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                        54 other investment
President, Duquesne University                                                                                 companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                               in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                           Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                        54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                       companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                       in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous Positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $1,416.84  $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Corporation and
4905 Bayard Street                                                                                             54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                          companies
DIRECTOR                          Company of America; business owner.                                          in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                   $0  $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                       Corporation and 16
Federated Investors Tower         in the Federated Fund Complex; President and Director,                       other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                            companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                                in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.



Edward C. Gonzales                Trustee or Director of some of the Funds in the                          $0  $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                            Corporation and 1
Federated Investors Tower         President and Treasurer of some of the Funds in the                          other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                             companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                         Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                            $0  $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                            Corporation and 54
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                          other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                       companies in the
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                       Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                            $0  $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                               Corporation and 54
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                        $0  $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                         Corporation and 3
Federated Investors Tower         Vice President, Federated Investment Counseling,                             other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                          Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                   Drew J. Collins has been the Fund's portfolio manager                    $0  $0 for the
Birthdate:  December 19, 1956     since November 1995. He is Vice President  of the                            Corporation and one
Federated Investors Tower         Corporation.  Mr. Collins joined Federated Investors                         other investment
1001 Liberty Avenue               in 1995 as a Senior Portfolio Manager and a Senior                           company in the Fund
Pittsburgh, PA                    Vice President of the Fund's investment adviser.  Mr.                        Complex
VICE PRESIDENT                    Collins served as Vice President/Portfolio Manager of
                                  international equity portfolios at Arnhold and
                                  Bleichroeder, Inc. from 1994 to 1995.  He served as an
                                  Assistant Vice President/Portfolio Manager for
                                  international equities at the College Retirement
                                  Equities Fund from 1986 to 1994.  Mr. Collins is a
                                  Chartered Financial Analyst and received his M.B.A. in
                                  finance from the Wharton School of The University of
                                  Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Corporation.

INVESTMENT ADVISER
     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30, 1998, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net
                                       Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditors for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended November 30
                                   1998            1997                     1996
Advisory Fee Earned                  $                 $360,983        $214,584
Advisory Fee Reduction               $                 $358,986        $204,186
Brokerage Commissions                $                 $117,108         $48,762
Administrative Fee                   $                 $215,000        $215,000
12b-1 Fee
   Class A Shares                    $                      N/A             N/A
   Class B Share                     $                      N/A             N/A
   Class C Shares                    $                      N/A             N/A
Shareholder Services Fee
   Class A Shares                    $                      N/A             N/A
   Class B Share                     $                      N/A             N/A
   Class C Shares                    $                      N/A             N/A

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

     Total returns given for the one- and five- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                        1 Year             5 Years              Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks

     Acomposite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Dow Jones Composite Average

     An unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.


Dow Jones World Industry Index

Or its component indices, including, among others, the utility sector.


Standard & Poor's 500 Stock Index

     Or its component indices--an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


The New York Stock Exchange

     Composite or component indices--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.


Financial Times Actuaries Indices

     Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


     Lipper-Mutual Fund Performance Analysis and Lipper-Fixed Income Fund Performance Analysis Measure of total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


Value Line Mutual Fund Survey

     Published by Value Line Publishing, Inc.--analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is one, and ratings are effective for two weeks.


Mutual Fund Source Book

     Published by Morningstar, Inc.--analyzes price, yield, risk, and total return for equity and fixed income funds.


CDA Mutual Fund Report

     Published by CDA Investment Technologies, Inc.--analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


Value Line Index

An unmanaged index which follows the stocks of approximately 1,700 companies.


Wilshire 5000 Equity Index

     Represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.


Historical data

     Supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Smith Barney Shearson and Bloomberg L.P.

Financial publications

     The Wall Street Journal,  Business Week,  Changing Times,  Financial World,
Forbes,   Fortune  and  Money  magazines,   among  others--provide   performance
statistics over specified time periods.


Consumer Price Index (or Cost of Living Index)

     Published by the U.S. Bureau of Labor Statistics--a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


Strategic Insight Mutual Fund Research and Consulting

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 279 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated World Utility Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Federated World Utility Fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072







Prospectus



FEDERATED GLOBAL FINANCIAL SERVICES FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A mutual fund seeking long-term growth of capital by investing primarily in equity securities of companies located throughout the world that operate in the financial services industry.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







            Contents
            Risk/Return Summary
            What are the Fund's Fees and Expenses?
            What are the Fund's Investment Strategies?
            What are the Principal Securities in Which the Fund
            Invests?
            What are the Specific Risks of Investing in the Fund?
            What Do Shares Cost?
            How is the Fund Sold?
            How to Purchase Shares
            How to Redeem and Exchange Shares
            Account and Share Information
            Who Manages the Fund?
            Financial Information






March __, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide long-term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of financial services companies. A "financial services" company is one which (i) derived at least 50% of either revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities, based on the company's most recent fiscal year. Financial service activities include all activities involving or relating to finance and investments.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o        the Fund's concentration of investments in one industry, and

     o fluctuations in the value of equity securities in foreign securities markets.

     An investment in the Fund involves additional risks such as risks of foreign investing and euro risks.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED GLOBAL FINANCIAL SERVICES FUND

Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment                                                         Class A   Class B  Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.50%    None     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or               0.00%    5.50%    1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a       None     None     None
percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None     None     None
Exchange Fee                                                                                      None     None     None

Annual Fund Operating Expenses(Before Reimbursement and Waiver)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                   1.00%    1.00%    1.00%
Distribution (12b-1) Fee3                                                                         0.25%    0.75%    0.75%
Shareholder Services Fee                                                                          0.25%    0.25%    0.25%
Other Expenses4                                                                                   3.04%    3.04%    3.04%
Total Annual Fund Operating Expenses                                                              4.29%    4.79%    4.79%



1 Although not contractually obligated to do so, the adviser waived and distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

Reimbursement and Waiver of Fund Expenses                                                      2.69%      2.44%    2.44%

Total Annual Fund Operating Expenses (after reimbursement)                                     1.60%     2.35%5    2.35%



     2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November 30, 1998.

     3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended November 30, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended November 30, 1999.

     4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was 1.60% for the year ended November 30, 1998.

     5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

Example

     The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                              Share Class      1 Year      3 Years       5 Years      10 Years
Class A Shares
Expenses assuming redemption                     $957       $1,779        $2,613        $4,751
Expenses assuming no redemption                  $957       $1,779        $2,613        $4,751
Class B Shares
Expenses assuming redemption                   $1,031       $1,844        $2,610        $4,743
Expenses assuming no redemption                  $480       $1,442        $2,408        $4,743
Class C Shares
Expenses assuming redemption                     $580       $1,442        $2,408        $4,841
 Expenses assuming no redemption                 $480       $1,442        $2,408        $4,841



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of financial services companies. A "financial services" company is one which (i) derived at least 50% of either revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities, based on the company's most recent fiscal year. Financial service activities include all activities involving or relating to finance and investments. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance holding companies.

     The adviser manages the Fund based on the view that an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. As the financial services industry evolves, the adviser expects banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, a proliferating number of liquid securities markets around the world, and larger concentrations of investable assets.

     The adviser believes that careful security selection offers the best potential for superior long-term investment returns. Using its own quantitative process, the adviser ranks the future performance potential of companies. The adviser evaluates management quality and may meet with company representatives, reviews the company's proprietary products or services, and reviews the company's financial statements and forecasts of earnings. Using this type of analysis, the adviser selects the most promising companies for the Fund's portfolio.


Industry Concentration

     Fund may invest 25% or more of its assets in securities issued by companies in the financial services industry.


Portfolio Turnover

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact the Fund's performance.


Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?


Foreign Securities


     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o    the principal trading market for its securities is in another country;
          or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.


Depositary Receipts


     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


Foreign Exchange Contracts


     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities


     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.


     Common Stocks


     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Sector Risks

     o Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in the financial services sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a downturn in financial markets that result in a slowdown of financial activity would reduce the value of financial service companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the financial services sector.

Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union
          (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


WHAT DO SHARES COST?

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

     NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in local newspapers under "Federated" and the appropriate class designate listing.

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                                  Maximum Sales Charge
                                                                     Contingent
                      Minimum Initial/Subsequent Front-End Sales  Deferred Sales
  Shares Offered         Investment Amounts1        Charge2          Charge3
  Class A                $1,500/$100                5.50%            0.00%
  Class B                $1,500/$100                None             5.50%
  Class C                $1,500/$100                None             1.00%

     1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

     Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

     2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales  Charge  When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares

                                      Sales Charge as a        Sales Charge as a
Purchase Amount                       Percentage of Public     Percentage of NAV
                                      Offering Price
Less than $50,000                     5.50%                           5.82%
$50,000 but less than $100,000        4.50%                           4.71%
$100,000 but less than $250,000       3.75%                           3.90%
$250,000 but less than $500,000       2.50%                           2.56%
$500,000 but less than $1 million     2.00%                           2.04%
$1 million or greater1                0.00%                           0.00%

     1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

     o purchasing Shares in greater quantities to reduce the applicable sales charge;

     o    combining concurrent purchases of Shares:

          -    by you, your spouse, and your children under age 21; or

          - of the same share class of two or more Federated Funds (other than money market funds); o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

          o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

          o    within 120 days of redeeming Shares of an equal or lesser amount;

          o by exchanging shares from the same share class of another Federated Fund (other than a money market fund);

          o through wrap accounts or other investment programs where you pay the investment professional directly for services;

          o through investment professionals that receive no portion of the sales charge;

          o as a Federated Life Member (Class A Shares only) and their immediate family members; or

          o as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's
Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                  CDSC
1 year                                                 5.50%
2 years                                                4.75%
3 years                                                4.00%
4 years                                                3.00%
5 years                                                2.00%
6 years                                                1.00%
7 years or more                                        0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You Will Not be Charged a CDSC When Redeeming Shares:

          o    purchased with reinvested dividends or capital gains;

          o purchased within 120 days of redeeming Shares of an equal or lesser amount;

          o that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

          o purchased through investment professionals that did not receive advanced sales payments; or

          o if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

          o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

          o    if your redemption is a required retirement plan distribution;

          o    upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o        Shares that are not subject to a CDSC;

     o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

     o then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?


     The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


               THROUGH AN  INVESTMENT  PROFESSIONAL
  o Establish an account with the investment professional; and

          o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

               o Establish your account with the Fund by submitting a completed New Account Form; and

               o Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire

Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

               o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed or exchanged;

o        signatures of all Shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

     You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

o        ensure that the account registrations are identical;

o        meet any minimum initial investment requirements; and

o        receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:

o        you redeem 12% or less of your account value in a single year;

o        your account is at least one year old;

o        you reinvest all dividends and capital gains distributions; and

     o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.


ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund does not  issue share certificates.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New York, NY 10038-4965.

The Fund's portfolio managers are:

Marc Halperin will join the Fund's Adviser as a Vice President and portfolio manager of the Fund since September 1998. Mr. Halperin joined Federated Investors, Inc. in September 1998 and is a Vice President of the Fund's investment adviser. Mr. Halperin served as Associate Director/Portfolio Manager at UOB Asset Management from 1996 through August, 1998. From 1993 through 1995, Mr. Halperin was Vice President, Asian Equities, at Massachusetts Financial Services Co. Mr. Halperin earned his M.A. with a major in municipal finance from the University of Illinois.


Drew J. Collins has been the Fund's portfolio manager since September 1998 . Mr. Collins joined Federated Investors, Inc. in 1995 as a Senior Vice President of the Fund's investment adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.


Ruth Nagle is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Ruth joined Federated in July 1998; from 1989 through 1995, she served as an Equity Research Associate with Bartlett & Co. Ms. Nagle earned her M.B.A. from Case Western Reserve University.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $110 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

     However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

     The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

FEDERATED GLOBAL FINANCIAL SERVICES FUND

A Portfolio of World Investment Series, Inc.


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


     A Statement of Additional Information (SAI) dated March __, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-7141
Cusip 981487663
         981487655
         981487648

GO_____ (3/99)




Statement of Additional Information



FEDERATED GLOBAL FINANCIAL SERVICES FUND

A Portfolio of World Investment Series, Inc.


Class a shares
class b shares
class c shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Global Financial Services Fund (Fund) and Class A, B and C Shares, dated March __, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.











March __, 1999













                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What Do Shares Cost?
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Financial Information
                        Investment Ratings
                        Addresses
Cusip  981487663
         981487655
        981487648

00000000 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of World Investment Series, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on January 25, 1994. The Corporation may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Directors (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all three classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


Following is a table that indicates which types of securities are a:

o        P = Principal investment of the Fund; (shaded in chart) or
o        A = Acceptable (but not principal) investment of the Fund.


     -------------------------------------------------- --------------

     Securities                                             Fund
     -------------------------------------------------- --------------

     American Depositary Receipts                             P
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Borrowing                                                A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Common Stock                                             P
     --------------------------------------------------
     -------------------------------------------------- --------------

     Common Stock of Foreign Companies                        P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Convertible Securities                                   A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Debt Obligations                                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Derivative Contracts and Securities                      A
     --------------------------------------------------
     -------------------------------------------------- --------------

     European Depositary Receipts                             P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Foreign Currency Hedging Transactions                    A
     --------------------------------------------------
     -------------------------------------------------- --------------

     Foreign Currency Transactions                            P
     --------------------------------------------------
     -------------------------------------------------- --------------

     Foreign Securities                                       P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Forward Commitments, When-Issued and Delayed             A
     Delivery Transactions
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Futures and Options Transactions                         A
     --------------------------------------------------
     -------------------------------------------------- --------------
      Global Depositary Receipts
                                                              P
     -------------------------------------------------- --------------
     --------------------------------------------------

     Illiquid and Restricted Securities7                      A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Lending of Portfolio Securities                          A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Preferred Stocks                                         A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Repurchase Agreements                                    A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Reverse Repurchase Agreements                            A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Securities of Other Investment Companies                 A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     SWAP Transactions                                        A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     U.S. Government Securities                               A
     -------------------------------------------------- --------------
     -------------------------------------------------- --------------

     Warrants                                                 A
     -------------------------------------------------- --------------



SECURITIES DESCRIPTIONS AND TECHNIQUES

Non-Principal Investment Strategy

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.


     Depositary Receipts

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


     Foreign Exchange Contracts


     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


Equity Securities


     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


     Common Stocks


     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


     Preferred Stocks


     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.


     Interests in Other Limited Liability Companies


     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.


     Warrants


     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities


     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


     Agency Securities


     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.


     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.


     Corporate Debt Securities


     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Convertible Securities


     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.


     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


Derivative Contracts


     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.


     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.


     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts.


     Futures Contracts


     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.


     The Fund may buy or sell the following types of futures contracts: foreign currency, securities and securities indices.


     Options


     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.


     The Fund may:

     o Buy call options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks; and

     o Buy put options on foreign currencies, securities, securities indices and futures contracts involving these items to manage interest rate and currency risks.

     o The Fund may also write covered call options and secured put options on securities to generate income from premiums and lock in gains. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.


     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


     Swaps


     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:


         Interest Rate Swaps


     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.


         Currency Swaps


     Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.


         Caps and Floors


     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


     Hybrid Instruments


     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.


     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments.


Special Transactions


Repurchase Agreements

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements


     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions


     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Securities lending activities are subject to market risks and credit risks.


Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


     Investment Ratings for Investment Grade Securities. The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Stock Market Risks

     o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

     o The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Currency Risks

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     o The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Sector Risks

     o Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in the financial services sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a downturn in financial markets that result in a slowdown of financial activity would reduce the value of financial service companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the financial services sector.

Risks of Foreign Investing

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     o  Foreign   countries  may  have  restrictions  on  foreign  ownership  of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks Related to Company Size

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Euro Risks

     o The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

     o With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.


Bond Market Risks

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Risks Associated with Noninvestment Grade Securities

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


INVESTMENT LIMITATIONS
Selling Short and Buying on Margin

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to: (i) the purchase and sale of securities options (and options on securities indexes) and (ii) initial or variation margin for futures contracts.

Concentration of Investments

     The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in one industry, except the financial services industry.

Investing in Commodities

     The Fund will not invest in commodities, except that the Fund reserves the right to engage in transactions involving futures contracts, options, and forward contracts with respect to securities, securities indexes or currencies.

Investing in Real Estate

     The Fund will not purchase or sell real estate although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Lending Cash or Securities

     The Fund will not lend any of its assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, corporate bonds, money market instruments, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Corporation's Articles of Incorporation.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval (except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940 or assets exempted by the
SEC) in an open-end investment company with substantially the same investment objectives). Shareholders will be notified before any material changes in these limitations becomes effective.

Investing in Illiquid Securities

     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, over-the-counter options, swap agreements not determined to be liquid, and certain restricted securities not determined by the Directors to be liquid.

Purchasing Securities to Exercise Control

     The Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Put Options

     The Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Writing Covered Call Options

     The Fund will not write call options on securities unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.


     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     o for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts

     Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases

     You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfil the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charge that were not applied to your purchases.


Reinvestment Privilege

     You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

     o the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

     o Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

     o any associated person of an investment dealer who has a sales agreement with the Distributor; and

     o trusts, pension or profit-sharing plans for these individuals.


Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

     o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

     o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

     o following the death or  post-purchase  disability,  as defined in Section
72(m)(7)  of  the  Internal   Revenue  Code  of  1986,  of  the  last  surviving
shareholder;

     o representing minimum required distributions from an Individual Retirement Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

     o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

     o of Shares that represent a reinvestment within 120 days of a previous redemption;

     o of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

     o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


     RULE 12B-1 PLAN As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

     Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.


SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases shares, the investment professional may receive:

     o an amount up to 0.75% of the NAV of Class A Shares if the Shares are redeemed within 24 months after purchase; or

     o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.


Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount                        Advance Payments as a Percentage of Public
                              Offering Price
First $1 - $5 million         0.75%
Next $5 - $20 million         0.50%
Over $20 million              0.25%

     For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

     As of February __, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: ____________________, _____________, __________ owned approximately ________ Class A Shares (_____%);
____________________,  _____________,  __________ owned  approximately  ________
Class B Shares (_____%);  ____________________,  _____________, __________ owned approximately ________ Class C Shares (_____%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS

     The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation is comprised of 10 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of February __, 1999, the Fund's Board and Officers as a group owned [approximately # (___%)] [less than 1%] of the Fund's outstanding Class A, B, and C Shares.

     An asterisk (*) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.







Name                                                                                          Aggregate           Total
Birthdate                                                                                     Compensation    Compensation From
Address                           Principal Occupations                                       From            Corporation and
Position With Corporation         for Past 5 Years                                            Corporation     Fund Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the                   $0 $0 for the
Birthdate: July 28, 1924          Federated Fund Complex, Chairman and Director,                              Corporation and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                            54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                               companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                        in the Fund Complex
DIRECTOR AND CHAIRMAN             Research Corp., and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                         Corporation and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                           54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                          companies
DIRECTOR                          Director, Member of Executive Committee, University of                      in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                        Corporation and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                          54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                         companies
Realtors                          ventures in Southwest Florida; formerly: President,                         in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
DIRECTOR

Nicholas Constantakis             Director or Trustee of the Federated Fund Complex;                $1,416.84 $47,958.02 for the
Birthdate: September 3, 1939      formerly: Partner, Andersen Worldwide SC.                                   Corporation and
175 Woodshire Drive                                                                                           29 other investment
Pittsburgh, PA                                                                                                companies
DIRECTOR                                                                                                      in the Fund Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                             Corporation and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                            54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                               companies
DIRECTOR                          Director, Ryan Homes, Inc.                                                  in the Fund Complex

                                  Previous Positions: Director, United Refinery;
                                  Director, Forbes Fund; Chairman, Pittsburgh
                                  Foundation; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                       Corporation and
571 Hayward Mill Road             Inc.                                                                        54 other investment
Concord, MA                                                                                                   companies
DIRECTOR                          Previous Positions: President, Boston Stock Exchange,                       in the Fund Complex
                                  Inc.; Regional Administrator, United States Securities
                                  and Exchange Commission.

Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                            Corporation and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                          54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                            companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                         in the Fund Complex
DIRECTOR                          Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;                $1,558.76 $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                       Corporation and
Birthdate: June 18, 1924          Director Emeritus, Eat'N Park Restaurants, Inc.;                            54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                         companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                        in the Fund Complex
Pittsburgh, PA
DIRECTOR

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                   Corporation and
One Royal Palm Way                Massachusetts General Court; President, State Street                        54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                        companies
Palm Beach, FL                                                                                                in the Fund Complex
DIRECTOR                          Previous Positions: Director, VISA USA and VISA
                                  International; Chairman and Director, Massachusetts
                                  Bankers Association; Director, Depository Trust
                                  Corporation.

Charles  F. Mansfield, Jr.++      Director or Trustee of some of the Federated Fund                        $0 $0 for the
Birthdate: April 10, 1945         Complex; Management Consultant.                                             Corporation and
80 South Road                                                                                                 25 other investment
Westhampton Beach, NY             Previous Positions: Chief Executive Officer, PBTC                           companies
DIRECTOR                          International Bank; Chief Financial Officer of Retail                       in the Fund Complex
                                  Banking Sector, Chase Mahattan Bank; Senior Vice
                                  President, Marine Midland Bank; Vice President,
                                  Citibank; Assistant Professor of Banking and Finance,
                                  Frank G. Zarb School of Business, Hostra University.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
S.J.D.                            President, Law Professor, Duquesne University;                              Corporation and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                       54 other investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law,                              in the Fund Complex
DIRECTOR                          University of Pittsburgh School of Law; Dean and
                                  Professor of Law, Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                          Corporation and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                       54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                      companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                      in the Fund Complex
DIRECTOR                          Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.

                                  Previous Positions: Professor, United States Military
                                  Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;                $1,416.84 $113,860.22 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                             Corporation and
4905 Bayard Street                                                                                            54 other investment
Pittsburgh, PA                    Previous Positions: National Spokesperson, Aluminum                         companies
DIRECTOR                          Company of America; business owner.                                         in the Fund Complex

J. Christopher Donahue+           President or Executive Vice President of the Federated                   $0 $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                      Corporation and 16
Federated Investors Tower         in the Federated Fund Complex; President and Director,                      other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                           companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                               in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company;
                                  Director, Federated Services Company.





Edward C. Gonzales                Trustee or Director of some of the Funds in the                          $0 $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                           Corporation and 1
Federated Investors Tower         President and Treasurer of some of the Funds in the                         other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                            companies in the
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                        Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Investment Management
                                  Corp. and Passport Research, Ltd.; Executive Vice
                                  President and Director, Federated Securities Corp.;
                                  Trustee, Federated Shareholder Services Company.

John W. McGonigle                 Executive Vice President and Secretary of the                            $0 $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                           Corporation and 54
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                         other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                      companies in the
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                      Fund Complex
EXECUTIVE VICE PRESIDENT          and Federated Global Investment Management Corp.;
                                  Director, Federated Services Company; Director,
                                  Federated Securities Corp.

Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                            $0 $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                              Corporation and 54
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                                other investment
1001 Liberty Avenue               management positions within Funds Financial Services                        companies in the
Pittsburgh, PA                    Division of Federated Investors, Inc.                                       Fund Complex
TREASURER

Henry A. Frantzen                 Chief Investment Officer of this Fund and various                        $0 $0 for the
Birthdate: November 28, 1942      other Funds in the Federated Fund Complex; Executive                        Corporation and 3
Federated Investors Tower         Vice President, Federated Investment Counseling,                            other investment
1001 Liberty Avenue               Federated Global Investment Management Corp.,                               companies in the
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated                         Fund Complex
CHIEF INVESTMENT OFFICER          Research, and Passport Research, Ltd.; Registered
                                  Representative, Federated Securities Corp.; Vice
                                  President, Federated Investors, Inc.; Formerly:
                                  Executive Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Chief Investment Officer/Manager,
                                  International Equities, Brown Brothers Harriman & Co.;
                                  Managing Director, BBH Investment Management Limited.
Drew J. Collins                   Drew J. Collins has been the Fund's portfolio manager                    $0 $0 for the
Birthdate:  December 19, 1956     since inception. He is Vice President  of the                               Corporation and one
Federated Investors Tower         Corporation.  Mr. Collins joined Federated Investors                        other investment
1001 Liberty Avenue               in 1995 as a Senior Portfolio Manager and a Senior                          company in the Fund
Pittsburgh, PA                    Vice President of the Fund's investment adviser.  Mr.                       Complex
VICE PRESIDENT                    Collins served as Vice President/Portfolio Manager of
                                  international equity portfolios at Arnhold and
                                  Bleichroeder, Inc. from 1994 to 1995.  He served as an
                                  Assistant Vice President/Portfolio Manager for
                                  international equities at the College Retirement
                                  Equities Fund from 1986 to 1994.  Mr. Collins is a
                                  Chartered Financial Analyst and received his M.B.A. in
                                  finance from the Wharton School of The University of
                                  Pennsylvania.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation.

     ++ Mr. Mansfield became a member of the Board of Directors on January 1, 1999. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. He did not receive any fees as of the fiscal year end of the Corporation.


INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Corporation, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, November 30, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On November 30, 1998, the Fund owned securities of the following regular broker/dealers: [identify issuer name and aggregate dollar amount of debt and equity securities held by Fund].

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

     Ernst & Young LLP, Boston, Massachusetts, is the independent auditors for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended November 30
                                                             1998
Advisory Fee Earned                                             $
Advisory Fee Reduction
Sub-Advisory Fee
Brokerage Commissions
Administrative Fee
12b-1 Fee
   Class A Shares
   Class B Share
   Class C Shares
Shareholder Services Fee
   Class A Shares
   Class B Share
   Class C Shares

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

     Total returns given for the one- and since inception periods ended November 30, 1998.

Yield given for the 30-day period ended November 30, 1998.

                            1 Year                Since Inception
Class Name
Total Return
   Class A Shares
   Class B Shares
   Class C Shares
Yield
   Class A Shares
   Class B Shares
   Class C Shares

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

     When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


MSCI All Country World Finance Index

     A medium- to large-cap index comprising the banking, financial services, insurance and real estate industries, and is diversified across 46 countries and more than 400 companies.


Lipper Analytical Services, Inc.

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


Morgan Stanley Capital International World Indices

     Includes, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index). The EAFE Index is an unmanaged index of more than 1,000 companies of Europe, Australia and the Far East.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks

     Acomposite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.


Morningstar, Inc.

     An independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Dow Jones Composite Average

     An unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks. Comparisons of performance assume reinvestment of dividends.


Dow Jones World Industry Index
Or its component indices, including, among others, the utility sector.


Standard & Poor's 500 Stock Index

     Or its component indices--an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.


The New York Stock Exchange

     Composite or component indices--unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the New York Stock Exchange.


Financial Times Actuaries Indices

     Including the FTA-World Index (and components thereof), which are based on stocks in major world equity markets.


     Lipper-Mutual Fund Performance Analysis and Lipper-Fixed Income Fund Performance Analysis Measure of total return and average current yield for the mutual fund industry. Rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


Value Line Mutual Fund Survey

     Published by Value Line Publishing, Inc.--analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is one, and ratings are effective for two weeks.


Mutual Fund Source Book

     Published by Morningstar, Inc.--analyzes price, yield, risk, and total return for equity and fixed income funds.


CDA Mutual Fund Report

     Published by CDA Investment Technologies, Inc.--analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


Value Line Index

     An  unmanaged  index  which  follows  the  stocks  of  approximately  1,700 companies.


Wilshire 5000 Equity Index

     Represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.


Historical data

     Supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Smith Barney Shearson and Bloomberg L.P.

Financial publications

     The Wall Street Journal,  Business Week,  Changing Times,  Financial World,
Forbes,   Fortune  and  Money  magazines,   among  others--provide   performance
statistics over specified time periods.


Consumer Price Index (or Cost of Living Index)

     Published by the U.S. Bureau of Labor Statistics--a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


Strategic Insight Mutual Fund Research and Consulting

     Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Municipal Funds

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 279 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Fund for the fiscal year ended November 30, 1998, are incorporated herein by reference to the Annual Report to Shareholders of Federated Global Financial Services Fund dated November 30, 1998.

INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


     Moody's Investors Service, Inc. Long-Term Bond Rating Definitions AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Fitch IBCA, Inc. Long-Term Debt Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o        Leading market positions in well established industries.

o        High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


     Fitch IBCA, Inc. Commercial Paper Rating Definitions FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

federated global financial services fund

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
175 Water Street
New York, NY 10038-4965


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072







PART C.         OTHER INFORMATION.



Item 23.      Exhibits:

              (a)    (i)    Conformed copy of Articles of Incorporation of the
                            Registrant; (1)
                     (ii)   Conformed copy of Articles Supplementary; (5)
                     (iii)  Conformed copy of Articles Supplementary; +
                     (iv)   Conformed copy of Articles Supplementary; +
              (b)    (i)    Copy of By-Laws of the Registrant; (1)
                     (ii)   Copy of Amendment #1 to the By-Laws of the
                            Registrant;                    +
                     (iii)  Copy of Amendment #2 to the By-Laws of the
                            Registrant;                    +
                     (iv)   Copy of Amendment #3 to the By-Laws of the
                            Registrant;                    +
(c)      (i)      Copies of Specimen Certificates for Shares of Capital
                    Stock of
                      Federated World Utility Fund, Federated Asia
                     Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund; (7)
(ii)     Copies of Specimen Certificates for Shares of Capital
                                Stock of Federated International High Income
                                Fund Class
                                A Shares, Class B Shares, and Class C Shares;(8)
                  (d)    (i)    Conformed copy of Investment Advisory Contract
                                of the Registrant through and
                                including Exhibit F; (5)
(ii)     Conformed copy of Assignment of Investment Advisory
                                Contract; (5)

     (iii)Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant; (8)

     (iv) Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant; (10)

     (v) Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant; (13)

     (vi) Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant; (14)

     (vii) Conformed copy of Sub-Advisory Agreement of the Registrant; +





+   All exhibits have been filed electronically.


     1.  Response  is  incorporated   by  reference  to   Registrant's   Initial
Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)


     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)


     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

     10. Response is incorporated by reference to Registrant's Post-Effective

     Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)


     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

                  (e)    (i)    Conformed copy of Distributor's Contract of the
Registrant through and including Exhibit S; (5)
                         (ii)   Conformed copy of Exhibits T, U, and V to the
Distributor's     Contract of the Registrant; (8)
                         (iii)Conformed copy of Exhibits W, X, and Y to the
   Distributor's Contract of the Registrant; (9)
                        (iv)   Conformed copy of Exhibit Z and Exhibit AA to the
                                Distributor's Contract of the Registrant; (13)
                         (v)    Conformed copy of Exhibit BB and Exhibit CC to
         Distributor's   Contract of the Registrant; (14)
                         (vi)   Conformed copy of Distributor's Contract of the
         Registrant (Class B Shares); (14)
                         (vii)The Registrant hereby incorporates the
                              conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and
                              Plan/Trustee Mutual Funds Service Agreement from
                            Item 23(e) of the Cash Trust Series II Registration
Statement on Form N-1A, filed with the Commission
                            on July 24, 1995. (File Nos. 33-38550 and 811-6269)
                  (f)    Not applicable;
                  (g)    (i)    Conformed copy of Custodian Agreement of the
         Registrant; (3)
              (ii)   Conformed copy of Custodian Fee Schedule; (10)
              (iii) Addendum to Custodian Fee Schedule; (10)
              (iv)   Conformed copy of Domestic Custodian Fee Schedule; (11)
              (v)    Conformed copy of Global Custodian Fee Schedule; (11)
              (vi)   Addendum to Global Custodian Fee Schedule; (11)

+   All exhibits have been filed electronically.

     3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33- 52149 and 811-7141)


     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

     9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33- 52149 and 811-7141)

     10. Response is incorporated by reference to Registrant's Post-Effective

     Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)

     11. Response is incorporated by reference to Registrant's Post-Effective

     Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33- 52149 and 811-7141)

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33- 52149 and 811-7141)

     (h) (i) Conformed copy of Amended and Restated Shareholder Services Agreement; (14)

(ii)   Conformed copy of Amended and Restated Agreement for   Fund
         Accounting Services, Transfer Agency Services, and Custody Services
          Procurement; (14)
                         (iii)Conformed copy of Principal Shareholder Servicer's
Agreement (Class B Shares); (14)
                         (iv)   Conformed copy of Shareholder Services Agreement
                               (Class Shares); (14)
                         (v)    The responses described in Item 23(e)(vii) are
                               hereby        incorporated by reference.
                         (vi)   The Registrant hereby incorporates by reference
                                   the conformed copy of the Shareholder
                                   Services Sub-Contract between Fidelity and
         Federated Shareholder Services from Item 23(h)(iii) of the Federated
          GNMA Trust

     Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).

     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)

 (j)    Conformed copy of Consent of Independent Auditors; (13)
 (k)    Not applicable;
 (l)    Conformed copy of Initial Capital Understanding; (2)
 (m)    (i)   Conformed copy of Rule 12b-1 Distribution Plan
              through and including Exhibit R; (5)
        (ii)  Conformed copy of Exhibits S, T, and U to the
               Rule 12b-1 Distribution Plan of the
               Registrant; (8)
        (iii)Conformed copy of Exhibits V, W, and X to the Rule
              12b-1 Distribution Plan of the Registrant; (9)
        (iv)  Conformed copy of Exhibit Y and Exhibit Z to
             the 12b-1Distribution Plan of the Registrant; (13)
        (v)   Conformed copy of Exhibit AA and Exhibit BB to the 12b-1
              Distribution Plan of the Registrant; (14)
        (vi)  Conformed copy of Schedule A to the Distribution
             Plan(Class B Shares) of the Registrant; (14)
 (n)    Copy of Financial Data Schedules; +
 (o)    (i)   Conformed copy of Multiple Class Plan; (5)
        (ii)  Exhibits to Multiple Class Plan (18f-3); (14)

----------------------------------------


+   All exhibits have been filed electronically.


     2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 24, 1994. (File Nos. 33- 52149 and 811-7141)


     5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)

     9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)

     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

         (p)    (i)   Conformed copy of Power of Attorney; (14)

     (ii) Amendment to Schedule 1 to Limited Power of Attorney; (14)

     (iii)Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +

     (iv) Conformed copy of Power of Attorney of Treasurer of the Registrant; +

     (v) Conformed copy of Power of Attorney of a Director of the Registrant; +


     Item 24. Persons Controlled by or Under Common Control with Registrant.


                      None





Item 25.          Indemnification (1).
















----------------------------------------


+   All exhibits have been filed electronically.


     1.  Response  is  incorporated   by  reference  to   Registrant's   Initial
Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)


     14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)

Item 26.  Business and Other Connections of Investment Adviser:





(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.





              The remaining Officers of the investment adviser are:





              Executive Vice Presidents:               William D. Dawson, III


                                                       Henry A. Frantzen


                                                       J. Thomas Madden





              Senior Vice Presidents:                  Joseph M. Balestrino


                                                       Drew J. Collins


                                                       Jonathan C. Conley


                                                       Deborah A. Cunningham


                                                       Mark E. Durbiano


                                                       Sandra L. McInerney


                                                       Susan M. Nason


                                                       Mary Jo Ochson


                                                       Robert J. Ostrowski





              Vice Presidents:                         Todd A. Abraham


                                                       J. Scott Albrecht


                                                       Arthur J. Barry


                                                       Randall S. Bauer


                                                       David A. Briggs


                                                       Micheal W. Casey


                                                       Kenneth J. Cody


                                                       Alexandre de Bethmann


                                                       Michael P. Donnelly


                                                       Linda A. Duessel


                                                       Donald T. Ellenberger


                                                       Kathleen M. Foody-Malus


                                                       Thomas M. Franks


                                                       Edward C. Gonzales


                                                       James E. Grefenstette


                                                       Susan R. Hill


                                                       Stephen A. Keen


                                                       Robert K. Kinsey


                                                       Robert M. Kowit


                                                       Jeff A. Kozemchak


                                                       Richard J. Lazarchic


                                                       Steven Lehman


                                                       Marian R. Marinack


                                                       Charles A. Ritter


                                                       Keith J. Sabol


                                                       Frank Semack


                                                       Aash M. Shah


                                                       Christopher Smith


                                                       Tracy P. Stouffer


                                                       Edward J. Tiedge


                                                       Paige M. Wilhelm


                                                       Jolanta M. Wysocka


                                                       Marc Halperin

              Assistant Vice Presidents:               Nancy J. Belz


                                                       Robert E. Cauley


                                                       Lee R. Cunningham, II


                                                       B. Anthony Delserone, Jr.


                                                       Paul S. Drotch


                                                       Salvatore A. Esposito


                                                       Donna M. Fabiano


                                                       John T. Gentry


                                                       William R. Jamison


                                                       Constantine Kartsonsas


                                                       John C. Kerber


                                                       Grant K. McKay


                                                       Natalie F. Metz


                                                       Joseph M. Natoli


                                                       John Sheehy


                                                       Michael W. Sirianni


                                                       Leonardo A. Vila


                                                       Lori A. Wolff


                                                       Gary Farwell





              Secretary:                               Stephen A. Keen





              Treasurer:                               Thomas R. Donahue





              Assistant Secretaries:                   Thomas R. Donahue


                                                       Richard B. Fisher


                                                       Christine I. Newcamp





              Assistant Treasurer:                     Richard B. Fisher





The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.




Item 27.  Principal Underwriters:




     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as principal  underwriter for the following  .........open-end investment companies, including the Registrant:





Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;




Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




(b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief


Federated Investors Tower                  Executive Officer, Chief


1001 Liberty Avenue                        Operating Officer, Asst.


Pittsburgh, PA 15222-3779                  Secretary and Asst.


                                           Treasurer, Federated


                                           Securities Corp.


Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President,

1001 Liberty Avenue                        Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer

1001 Liberty Avenue                        Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


David M. Taylor                            Executive Vice President                               --

Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779


Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


Jill Ehrenfeld                             Vice President,                                        --


Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779








              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


J. Michael Miller                          Vice President,                                        --


Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779


Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779


David W. Spears                            Vice President,                                        --


Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779




John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --

Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779



Denis McAuley  Treasurer,                  --


Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779





Leslie K. Ross Assistant Secretary,        --


Federated Investors Tower                  Federated Securities Corp.


1001 Liberty Avenue


Pittsburgh, PA 15222-3779


Item 28.  Location of Accounts and Records:





     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:





Registrant                                           Federated Investors Tower


                                                     1001 Liberty Avenue


                                                     Pittsburgh, PA  15222-3779


(Notices should be sent to the Agent for Service at above address)





                                                     Federated Investors Funds


                                                     5800 Corporate Drive


                                                     Pittsburgh, PA  15237-7000





Federated Shareholder                       Federated Investors Tower


Services Company                            1001 Liberty Avenue


(Transfer Agent and Dividend                Pittsburgh, PA 15222-3779


Disbursing Agent)





Federated Services Company          Federated Investors Tower


(Administrator)                             1001 Liberty Avenue


                                                     Pittsburgh, PA  15222-3779





Federated Global Investment                 175 Water Street


Management Corp.                            New York, NY 10038-4965


(Adviser)





Federated Advisers                  Federated Investors Tower


(Sub-Adviser)                               1001 Liberty Avenue


                                                     Pittsburgh, PA  15222-3779





State Street Bank and Trust Company P.O. Box 8600


(Custodian)                                 Boston, MA 02266-8600




Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:



Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                                SIGNATURES





     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WORLD INVESTMENT SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1999.





                                       WORLD INVESTMENT SERIES, INC.





BY: /s/Karen M. Brownlee


                           Karen M. Brownlee, Assistant Secretary


                           Attorney in Fact for John F. Donahue


                           January 29, 1999





     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:






      NAME                                           TITLE                                       DATE





By:   /s/Karen M. Brownlee                        Attorney In Fact                      January 29, 1999


      Karen M. Brownlee                           For the Persons


      ASSISTANT SECRETARY                         Listed Below





      NAME                                           TITLE





John F. Donahue*                                  Chairman and Director


                                                  (Chief Executive Officer)





Richard B. Fisher*                                President and Director





Henry A. Frantzen*                                Chief Investment Officer





John W. McGonigle*                                Executive Vice


                                                  President and Secretary





Richard J. Thomas*                                Treasurer


                                                  (Principal Financial and


                                                  Accounting Officer)





Thomas G. Bigley*                                 Director


John T. Conroy, Jr.*                              Director


Nicholas P. Constantakis*                         Director


William J. Copeland*                              Director


James E. Dowd*                                    Director


Lawrence D. Ellis, M.D.*                          Director


Edward L. Flaherty, Jr.*                          Director


Peter E. Madden*                                  Director


Charles F. Mansfield, Jr.*                        Director


John E. Murray, Jr.*                              Director


Wesley W. Posvar*                                 Director


Marjorie P. Smuts*                                Director


* By Power of Attorney